(GRAPHIC APPEARS HERE)


                                  Mutual Fund
                                    Annual Report
                                      December 31, 1999



         Small Cap Index Fund



                                             (GRAPHIC APPEARS HERE)

Small Cap Index Fund

Table of Contents


          Letter to Shareholders                                      3

          Small Cap Index Fund

          Statement of Assets and Liabilities                         6
          Statement of Operations                                     7
          Statements of Changes in Net Assets                         8
          Financial Highlights                                        9
          Notes to Financial Statements                              11
          Report of Independent Accountants                          13
          Tax Information                                            13

          Small Cap Index Portfolio

          Schedule of Portfolio Investments                          14
          Statement of Assets and Liabilities                        31
          Statement of Operations                                    32
          Statements of Changes in Net Assets                        33
          Financial Highlights                                       34
          Notes to Financial Statements                              35
          Report of Independent Accountants                          37

          Proxy Results                                              38


                                ---------------
          The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

Small Cap Index Fund

Letter to Shareholders


We are pleased to present you with this annual report for the Small Cap Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
For the first time in five years, the small cap equity market outperformed both its large cap and mid cap brethren for the twelve months ended December 31, 1999, as investors sought the lower valuations of small cap growth stocks. However, within the small cap sector, stocks exhibited their widest divergence ever between growth and value. Notably, at year end, growth stocks represented 6% more of the Russell 2000 Index than at the end of 1998. The technology sector comprised 24% of the Index, 12% higher than this sector's weighting at the end of 1998. Led by technology and Internet-related stocks, small growth stocks, as represented by the Russell 2000 Growth Index, outperformed small value stocks by more than 40% for the year.

Still, volatility within the U.S. equity market in general and the small cap market in particular, remained high.
o Small cap stocks started 1999 underperforming large caps, as small cap technology stocks lagged their late 1998 performance. Investors took this opportunity to find value in value stocks.
o While large cap stocks continued their bull run, Russell 2000 Index returns dramatically outperformed the S&P 500 Index1 in the second quarter of 1999 for the first time in seven quarters.
  -- In April especially there was renewed strength in formerly out-of-favor small cap sectors, including cyclicals and value-oriented stocks.
  -- This led the Russell 2000 Index to outperform the S&P 500 Index by more than 2 to 1 for the second quarter.
  -- Small value stocks outperformed small growth stocks for the quarter.
  -- The annual Frank Russell Company rebalancing of the Russell 2000 Index contributed to a 61% turnover rate, which was slightly higher than the previous year's turnover.

INVESTMENT REVIEW

                                                Cumulative Total Returns          Average Annual Total Returns
     Periods ended                            Past 1     Past 3      Since       Past 1      Past 3      Since
     December 31, 1999                         year      years     inception      year       years    inception
     ------------------------------------------------------------------------------------------------------------
     Small Cap Index Fund(2)
       Institutional Class Shares
       (inception 7/10/96)                    21.70%     45.80%       59.61%     21.70%      13.39%       14.41%
     Russell 2000 Index(3)                    21.26%     44.59%       58.93%     21.26%      13.08%       14.52%
     Lipper Small Cap Core Average(4)         28.27%     48.95%       66.73%     28.27%      13.59%       15.70%

----------
(1) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(2) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(3) The Russell 2000 Index is an unmanaged index that measures small capitalization equities. This index is unmanaged, and investments cannot be made in an index. Small cap stocks have historically experienced greater volatility than average.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. During the year ended December 31, 1999, Lipper changed the way it classifies mutual funds. As a result of this reclassification, the Small Cap Index Fund is now part of the Lipper Small Cap Core Index. Previously, the Fund was part of the Lipper Small Cap Index.

Small Cap Index Fund

Letter to Shareholders


Ten Largest Stock Holdings
(percentages are based on market value)
Broadvision, Inc.                             0.93%
Microstrategy, Inc.                           0.81
Optical Coating Laboratory, Inc.              0.69
Verticalnet, Inc.                             0.55
Millennium Pharmaceuticals                    0.46
Gemstar International Group Ltd.              0.46
Mercury Interactive Corp.                     0.43
Interdigital Communications Corp.             0.42
Lam Research Corp.                            0.42
Idec Pharmaceuticals Corp.                    0.38

o Broad market third quarter equity index returns were negative across small, mid, and large capitalization asset classes.

o By the end of the fourth quarter, the Russell 2000 Index leapt ahead of the S&P 500 Index, as small growth stocks led the small cap index to positive double-digit returns for the quarter.

Technology was the annual period's top performing sector, joined by more value-oriented sectors, including utilities and producer durables. The weakest performing sectors included auto and transportation, financial services, and consumer staples. The year's better performing stocks in the Russell 2000 Index included Clarify Inc., Promix Inc., and Idec Pharmaceuticals Corp.

MANAGER OUTLOOK
Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. We anticipate GDP growth of about 4% through the first half of the year 2000. While inflation has remained benign primarily because growth in labor compensation has failed to outstrip productivity growth despite drum-tight labor markets, inflation risks remain tilted to the upside, as labor markets continue to tighten and as overseas growth continues to gather steam. Thus, the Federal Reserve Board could, in our view, continue to nudge interest rates higher through mid-2000, as it seeks to slow real economic growth to a more sustainable pace.

Since the economy's ability to grow quickly and generate strong profits without inflation has been the driving force behind the bull market of recent years, what our outlook means is that economic fundamentals may be comparatively less supportive of equities in the next year or so. However, even with a gradual slowdown in economic growth, a modest pickup in inflation, and pressure on profit margins from rising labor costs and higher interest rates, we do not see a sharp correction in equities, because we expect a reasonably "soft landing" for the economy. We also believe the economy will likely retain many of its structural improvements, such as faster productivity growth and less volatile economic cycles. The major risk to the equity markets, in our view, is if the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for nearly nine years. It is likely we


PORTFOLIO DIVERSIFICATION

By Sector as of December 31, 1999 (percentages are based on market value)

  Technology                                                       29%
  Financial                                                        13
  Consumer Cyclicals                                               11
  Healthcare                                                        9
  Commercial Services                                               8
  Consumer Services                                                 6
  Basic Materials                                                   5
  Industrials                                                       5
  Consumer Noncyclicals                                             3
  Telecommunications                                                3
  Energy                                                            3
  Utilities                                                         3
  Transportation                                                    2

Small Cap Index Fund

Letter to Shareholders


will continue to see high volatility within the small cap equity sector, but small cap fundamentals and earnings growth remain strong and relative valuations attractive.

Of course, it is also important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.


                              /s/ James Creighton

                                James Creighton
               Portfolio Manager of the Small Cap Index Portfolio
                               December 31, 1999





Performance Comparison

SMALL CAP INDEX FUND INSTITUTIONAL CLASS AND
THE RUSSELL 2000 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE JULY 31, 1996)

                  Small Cap Index Fund
                  Institutional Class-$15,961     Russell 2000 Index-$15,893
  July-96         10,000                           10,000
  Dec-96          11,523                           11,566
  June-97         12,750                           12,746
  Dec-97          13,465                           13,451
  June-98         14,034                           14,113
  Dec-98          13,115                           13,108
  June-99         14,199                           14,324
  Dec-99          15,961                           15,893

          Annualized Total Return for the Year Ended December 31, 1999

                                 Institutional

                    One Year 21.70%, Since 7/10/96(1) 14.41%

----------
(1) The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return. Performance figures assume the reinvestment of dividends and capital gain distributions.

Small Cap Index Fund

Statement of Assets and Liabilities

                                                                                 As of
                                                                                 December 31, 1999
Assets
     Investment in Small Cap Index Portfolio, at Value                            $    143,334,940
     Receivable for Shares of Beneficial Interest Subscribed                                50,742
     Due from Bankers Trust                                                                 14,450
     Prepaid Expenses                                                                        9,551
                                                                                  ----------------
Total Assets                                                                           143,409,683
                                                                                  ----------------
Liabilities
     Accrued Expenses                                                                       21,242
                                                                                  ----------------
Total Liabilities                                                                           21,242
                                                                                  ----------------
Net Assets                                                                        $    143,388,441
                                                                                  ================
Composition of Net Assets
     Paid-in Capital                                                              $    123,461,007
     Accumulated Net Realized Loss from Investment and Futures Transactions             (4,185,073)
     Net Unrealized Appreciation on Investment and Futures Contracts                    24,112,507
                                                                                  ----------------
Net Assets                                                                        $    143,388,441
                                                                                  ================
Shares Outstanding ($0.001 par value per share, unlimited number of shares
          of beneficial interest authorized)                                            12,322,431
                                                                                  ================
Net Asset Value, Offering and Redemption Price Per Share
     (net assets divided by shares outstanding)                                   $          11.64
                                                                                  ================


                       See Notes to Financial Statements.

Small Cap Index Fund

Statement of Operations


                                                                                              For the year ended
                                                                                               December 31, 1999
Investment Income
      Income Allocated from Small Cap Index Portfolio, net                                      $      2,016,339
                                                                                                ----------------
Expenses
     Administration and Services Fees                                                                    276,004
     Registration Fees                                                                                    27,398
     Professional Fees                                                                                    24,155
     Trustees Fees                                                                                        16,660
     Printing and Shareholder Report Fees                                                                  9,782
     Miscellaneous                                                                                         8,229
                                                                                                ----------------
Total Expenses                                                                                           362,228
Less: Fee Waivers or Expense Reimbursements                                                             (150,417)
                                                                                                ----------------
Net Expenses                                                                                             211,811
                                                                                                ----------------
Net Investment Income                                                                                  1,804,528
                                                                                                ================
Realized and Unrealized Gain (Loss) on Investment and Futures Contracts
     Net Realized Loss from Investment Transactions                                                   (5,036,264)
     Net Realized Gain from Futures Transactions                                                         213,679
     Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts           24,662,191
                                                                                                ----------------
Net Realized and Unrealized Gain on Investment and Futures Contracts                                  19,839,606
                                                                                                ----------------
Net Increase in Net Assets from Operations                                                      $     21,644,134
                                                                                                ================



                       See Notes to Financial Statements.

Small Cap Index Fund

Statement of Changes in Net Assets


                                                                                      For the years ended December 31,
                                                                                      1999                        1998
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                                    $    1,804,528              $     944,063
      Net Realized Gain (Loss) from Investment and Futures Transactions            (4,822,585)                 4,370,904
      Net Change in Unrealized Appreciation/Depreciation on Investment
        and Futures Contracts                                                      24,662,191                 (8,975,850)
                                                                               --------------              -------------
Net Increase(Decrease) in Net Assets from Operations                               21,644,134                 (3,660,883)
                                                                               --------------              -------------
Distributions to Shareholders
      Net Investment Income                                                        (1,762,816)                  (946,125)
      Net Realized Gain from Investment and Futures Transactions                           --                 (9,811,005)
                                                                               --------------              -------------
Total Distributions                                                                (1,762,816)               (10,757,130)
                                                                               --------------              -------------
Capital Transactions in Shares of Beneficial Interest
      Net Increase Resulting from Institutional Class Shares                        8,031,647                 91,620,392
      Net Decrease Resulting from Advisor Class Shares(1)                                  --                 (1,372,520)
                                                                               --------------              -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest             8,031,647                 90,247,872
                                                                               --------------              -------------
Total Increase in Net Assets                                                       27,912,965                 75,829,859
Net Assets
Beginning of Year                                                                 115,475,476                 39,645,617
                                                                               --------------              -------------
End of Year                                                                    $  143,388,441              $ 115,475,476
                                                                               ==============              =============

----------
(1) On July 14, 1998, the Fund's Advisor Class was closed and all Advisor Class Shares were exchanged into Institutional Class Shares based on a 1 to 1.0481 exchange ratio.


                       See Notes to Financial Statements.

Small Cap Index Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.

Institutional Class Shares                                                                                       For the period
                                                                                                                July 10, 1996(1)
                                                                          For the years ended Dec. 31,             to Dec. 31,
                                                                     1999             1998            1997            1996
Per Share Operating Performance:

Net Asset Value, Beginning of Period                                $  9.68         $ 11.13         $ 10.90          $ 10.00
                                                                    -------         -------         -------          -------
Income from Investment Operations

      Net Investment Income                                            0.15            0.06            0.23             0.04
      Net Realized and Unrealized Gain
         on Investment and Futures
         Transactions                                                  1.96           (0.41)           2.21             0.90
                                                                    -------         -------         -------          -------
Total from Investment Operations                                       2.11           (0.35)           2.44             0.94
Distributions to Shareholders
      Net Investment Income                                           (0.15)          (0.08)          (0.21)           (0.04)
      Net Realized Gain from Investment and Futures
            Transactions                                                 --           (1.02)          (2.00)           (0.00)(2)
                                                                    -------         -------         -------          -------
Total Distributions                                                   (0.15)          (1.10)          (2.21)           (0.04)
                                                                    -------         -------         -------          -------
Net Asset Value, End of Period                                      $ 11.64         $  9.68         $ 11.13          $ 10.90
                                                                    =======         =======         =======          =======
Total Investment Return                                               21.70%          (2.60)%         23.00%            9.47%
Supplemental Data and Ratios:
      Net Assets, End of Period
            (000s omitted)                                         $143,388        $115,475         $38,312          $61,558
      Ratios to Average Net Assets:
            Net Investment Income                                      1.31%           1.32%           1.35%            1.71%(3)
            Expenses After Waivers, Including Expenses of
                  the Small Cap Index Portfolio                        0.25%           0.25%           0.25%            0.25%(3)
            Expenses Before Waivers, Including Expenses of
                  the Small Cap Index Portfolio                        0.48%           0.57%           0.57%            0.87%(3)
            Decrease Reflected in Above Expense
                  Ratios Due to Fee Waivers or
                   Expense Reimbursements                              0.23%           0.32%           0.32%            0.62%(3)


----------
(1) The Fund's inception date.
(2) Less than $0.01.
(3) Annualized.


                       See Notes to Financial Statements.

Small Cap Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.


Advisor Shares                                                   For the period         For the year       For the period
                                                                 Jan. 1,1998 to            ended        Aug. 8, 1996(1) to
                                                                    July 14,              Dec. 31,            Dec. 31,
                                                                    1998(2)                1997                 1996
Per Share Operating Performance:

Net Asset Value, Beginning of Period                                 $ 11.69             $ 11.04              $ 10.00
                                                                     -------             -------              -------
Income from Investment Operations

      Net Investment Income                                             0.06                0.08                 0.02
      Net Realized and Unrealized Gain
      (Loss) on Investment and Futures Transactions                     0.45                2.63                 1.06
                                                                     -------             -------              -------
Total from Investment Operations                                        0.51                2.71                 1.08
Distributions to Shareholders
      Net Investment Income                                               --               (0.06)               (0.04)
      Net Realized Gain from Investment and Futures
            Transactions                                                  --               (2.00)               (0.00)(3)
                                                                     -------             -------              -------
Total Distributions                                                       --               (2.06)               (0.04)
                                                                     -------             -------              -------
Net Asset Value, End of Period                                       $ 12.20             $ 11.69              $ 11.04
                                                                     =======             =======              =======
Total Investment Return                                                   --               25.11%               10.87%
Supplemental Data and Ratios:
      Net Assets, End of Period

            (000s omitted)                                                --              $1,334                  $77
      Ratios to Average Net Assets:
            Net Investment Income                                       1.01%(4)            1.13%                1.61%(4)
            Expenses After Waivers, Including Expenses of
                  the Small Cap Index Portfolio                         0.45%(4)            0.45%                0.45%(4)
            Expenses Before Waivers, Including Expenses of
                  the Small Cap Index Portfolio                         0.81%(4)            0.98%               23.14%(4)
            Decrease Reflected in Above Expense
                  Ratios Due to Fee Waivers or
                   Expense Reimbursements                               0.36%(4)            0.53%               22.69%(4)


----------
(1) The Fund's inception date.
(2) Class closed effective July 14, 1998. See Note 1 to Financial Statements.
(3) Less than $0.01.
(4) Annualized.


                       See Notes to Financial Statements.

Small Cap Index Fund

Notes to Financial Statements

Note 1--Organization and Significant
        Accounting Policies
A.  Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Fund offers one class of shares to investors, the Institutional Class. The Institutional shares began operations and offering shares of beneficial interest on July 10, 1996. Effective on July 14, 1998, the Advisor Class was closed and all Advisor Class shareholders were exchanged into the Institutional Class based on a 1 to 1.0481 exchange ratio. As a result of the exchange, 101,877 shares of the Institutional Class representing $1,185,874 in net assets were issued at the net asset value of $11.64 per share. The Fund invests substantially all of its assets in the Small Cap Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. At December 31, 1999, the Fund's proportionate interest in the Portfolio's net assets was 95%.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B.  Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made annually to the extent they exceed capital loss carryforwards.

E.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among all the funds in the Trust. Investment transactions are accounted for on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Small Cap Index Fund

Notes to Financial Statements


Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20% of average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, a shareholder transaction fee of 0.25%, which amounted to $100,353 and $507,244, respectively, was paid when investors bought, sold, or exchanged shares of the Fund. These transaction fees were paid directly to the Fund and were deducted automatically from the amount invested, exchanged, or redeemed (with the exception of reinvested dividends or capital gain distributions).

ICC Distributors, Inc. provides distribution services to the Fund.

Note 3--Shares of Beneficial Interest
At December 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                      Institutional Class Shares(1)
                                      -----------------------------
                             For the Year Ended          For the Year Ended
                              December 31, 1999           December 31, 1998
                        ---------------------            -------------------
                        Shares         Amount           Shares          Amount
                     -----------     ------------     ----------     ------------
Sold                  20,413,169     $204,927,300     13,664,319     $147,948,904
Reinvested               157,810        1,762,743      1,159,626       10,727,052
Redeemed             (20,181,688)    (198,658,396)    (6,435,515)     (68,241,415)
Exchanged                     --               --        101,877        1,185,874
                     -----------     ------------     ----------     ------------
Net Increase             389,291   $    8,031,647      8,490,307     $ 91,620,415
                     ===========     ============     ==========     ============


                                 Advisor Class Shares(1)
                               --------------------------
                                   For the Year Ended
                                    December 31, 1998
                               --------------------------
                                 Shares          Amount
                               ----------     ------------
Sold                               35,264    $     415,491
Reinvested                             --               --
Redeemed                          (52,185)        (602,137)
Exchanged                         (97,203)      (1,185,874)
                              -----------     ------------
Net Decrease                     (114,124)    $ (1,372,520)
                              ===========     ============


-------------------------------------------------------------------------------
(1) On July 14, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.


Note 4--Capital Loss Carryforwards
At December 31, 1999, capital loss carryforwards availabe as a reduction against future net realized capital gains consisted of $4,017,717, which will expire in 2007.

Note 5--Class Name Change
On April 30, 2000, the Class will change its name from Small Cap Index Fund Institutional Class to Small Cap Index Fund -- Premier Class.

Small Cap Index Fund

Report of Independent Auditors


To the Trustees of BT Advisor Funds and Shareholders of the Small Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Fund (one of the Funds comprising BT Advisor Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000





Tax Information (Unaudited) For the Tax Year Ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the ordinary distributions made during the year ended December 31, 1999, 100% qualifies for the dividends received deduction available to corporate shareholders.

Of the ordinary distributions made during the year ended December 31, 1999, 0.48% have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
               Common Stock - 96.9%
   1,900       24/7 Media, Inc.(1)                       $    106,875
   4,900       3DFX Interactive, Inc.(1)                       48,081
  18,300       7-Eleven, Inc.(1)                               32,597
   2,300       99 Cents Only Stores(1)                         87,975
   3,550       AAR Corp.                                       63,678
   3,800       Aaron Rents, Inc.-- Class B                     67,450
   1,200       Aavid Thermal Technologies, Inc.(1)             29,475
   1,700       Abgenix, Inc.(1)                               225,250
   2,100       ABM Industries, Inc.                            42,787
   1,500       Acceptance Insurance Cos., Inc.(1)               8,719
   5,100       Acclaim Entertainment, Inc.(1)                  26,137
   1,200       Accredo Health, Inc.(1)                         36,900
   1,885       ACE Limited                                     31,456
   2,800       Ackerley Group, Inc.                            50,750
   3,500       ACT Networks, Inc.(1)                           32,594
   3,900       Actel Corp.(1)                                  93,600
   3,200       Action Performance Cos., Inc.(1)                36,800
   5,100       Activision, Inc.(1)                             78,094
   4,200       Actuate Corp.(1)                               180,075
   4,400       ACTV, Inc.(1)                                  201,025
   2,600       Acuson Corp.(1)                                 32,662
   1,800       ACX Technologies, Inc.(1)                       19,237
   2,500       Adaptive Broadband Corp.(1)                    184,531
   2,900       Adelphia Business Solutions, Inc.(1)           139,200
     600       Adforce, Inc.(1)                                42,825
     800       Administaff, Inc.(1)                            24,200
   3,600       Adtran, Inc.(1)                                185,175
   3,700       Advance Paradigm, Inc.(1)                       79,781
   2,800       Advanced Communications Group(1)                38,150
   2,600       Advanced Digital Information Corp.(1)          126,425
   2,000       Advanced Energy Industries(1)                   98,500
  10,200       Advanced Fibre Communications(1)               455,812
   2,300       Advanced Radio Telecom Corp.(1)                 55,200
   4,000       Advanta Corp.-- Class A                         73,000
     900       Advantage Learning Systems, Inc.(1)             10,069
   4,800       Advantica Restaurant Group(1)                    8,400
   2,250       Advent Software, Inc.(1)                       144,984
   2,300       Advest Group, Inc.                              42,262
   2,300       ADVO, Inc.(1)                                   54,625
   1,900       Aerial Communications, Inc.(1)                 115,662
   4,600       Aeroflex, Inc.(1)                               47,725
   3,900       Affiliated Managers Group(1)                   157,706
   2,200       Affymetrix, Inc.(1)                            373,312
   2,700       Aftermarket Technology Corp.(1)                 32,231
   7,600       AGCO Corp.                                     102,125
  11,100       AGL Resources, Inc.                            188,700
   6,100       Agribiotech, Inc.(1)                            14,487
   1,300       Agribrands International, Inc.(1)               59,800
   2,200       AHL Services, Inc.(1)                           45,925
   4,100       Air Express International Corp.                132,481
   6,200       Airborne Freight Corp.                         136,400
   8,000       Airgas, Inc.(1)                                 76,000
   7,400       AirTran Holdings, Inc.(1)                       33,531
   1,000       Alabama National Bancorporation                 18,875


  Shares           Description                               Value
  ------           -----------                               -----
   5,300       Alaris Medical, Inc.(1)                   $      9,937
   4,100       Alaska Air Group, Inc.(1)                      144,012
   2,399       Albany International Corp.                      37,184
     800       Albany Molecular Research(1)                    24,400
   3,120       Albemarle Corp.                                 59,865
   8,300       Alexander & Baldwin, Inc.                      189,344
     600       Alexander's, Inc.(1)                            47,400
   2,900       Alexandria Real Estate Equity, Inc.             92,256
   7,300       Alfa Corp.                                     119,081
   2,800       Algos Pharmaceuticals(1)                        30,800
   3,000       Alkermes, Inc.(1)                              147,375
     800       Allaire Corp.(1)                               116,000
     600       Alleghany Corp.(1)                             111,300
   3,500       Allen Telecommunications, Inc.(1)               40,469
   4,700       Alliance Semiconductor Corp.(1)                 78,431
   2,047       Alliant Techsystems, Inc.(1)                   127,554
  11,900       Allied Capital Corp.                           217,919
   1,800       Alltrista Corp.(1)                              39,825
   2,200       Alpha Industries, Inc.(1)                      126,087
   3,500       Alpharma, Inc.                                 107,625
   2,000       Alpine Group, Inc.(1)                           25,750
   2,800       Alterra Healthcare Corp.(1)                     23,275
   1,200       AMC Entertainment, Inc.(1)                      10,350
   3,150       AMCOL International Corp.                       50,794
   6,050       AMCORE Financial, Inc.                         145,200
   1,375       Amdocs Limited(1)                               47,448
   1,100       AMERCO(1)                                       27,500
   4,800       America West Holdings Corp.(1)                  99,600
   1,000       American Annuity Group, Inc.                    18,000
   2,200       American Business Products, Inc.                25,712
     900       American-- Classic Voyages Co.(1)               31,500
   2,700       American Freightways Corp.(1)                   43,706
   2,300       American Italian Pasta Co.(1)                   70,725
   7,100       American Management Systems, Inc.(1)           222,762
   3,200       American Mobile Satellite Corp.(1)              67,400
   3,500       American Superconductor Corp.(1)                98,000
   3,100       American Xtal Technology, Inc.(1)               54,056
  12,200       AmeriCredit Corp.(1)                           225,700
   4,600       Ameripath, Inc.(1)                              37,662
   6,200       AmeriSource Health Corp. --
                   Class A(1)                                  94,162
   1,941       AmerUs Life Holdings, Inc.--
                   Class A                                     44,643
   5,100       Ames Department Stores, Inc.(1)                146,944
   4,100       AMETEK, Inc.                                    78,156
  15,300       AMF Bowling, Inc.(1)                            47,812
  11,000       Amkor Technology, Inc.(1)                      310,750
   1,800       Amli Residential Properties Trust               36,337
   9,600       Ampex Corp.-- Class A(1)                        52,200
   2,100       Amphenol Corp.-- Class A(1)                    139,781
  12,700       Amresco, Inc.                                   17,859
   1,400       Anacomp, Inc.                                   25,462
   2,700       Anadigics, Inc.(1)                             127,406
     800       Analogic Corp.                                  26,400
   2,750       Analysts International Corp.                    34,375


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   2,400       Anchor Bancorp Wisconsin, Inc.            $     36,300
   1,600       Anchor Gaming(1)                                69,500
   4,000       Ancor Communications, Inc.(1)                  271,500
  14,400       Andrew Corp.(1)                                272,700
   2,400       Anicom, Inc.(1)                                 10,200
   2,700       Anixter International, Inc.(1)                  55,687
   2,600       Ann Taylor Stores(1)                            89,537
   4,200       Answerthink Consulting Group(1)                143,850
   3,150       ANTEC Corp.(1)                                 114,975
   2,300       Apex, Inc.(1)                                   74,175
   3,700       Apogee Enterprises, Inc.                        18,731
   5,300       Applebee's International, Inc.                 156,350
   2,040       Applied Graphics Technologies, Inc.(1)          17,595
   2,850       Applied Industrial Technologies, Inc.           47,381
   5,960       Applied Power, Inc.                            219,030
   1,900       Appliedtheory Corp.(1)                          52,725
   6,600       Apria Healthcare Group, Inc.(1)                118,387
   4,000       Aptargroup, Inc.                               100,500
   1,400       Aquarion Co.                                    51,800
   5,200       Arcadia Financial, Limited(1)                   23,075
   5,000       Arch Chemicals, Inc.                           104,687
   2,300       Arch Coal, Inc.                                 26,019
   2,500       Arctic Cat, Inc.                                25,000
   2,800       Ardent Software, Inc.(1)                       109,200
   1,300       Area Bancshares Corp.                           31,850
   2,300       Argonaut Group, Inc.                            45,712
   4,200       Argosy Gaming Corp.(1)                          65,362
   2,300       Arguss Holdings, Inc.(1)                        29,900
   2,400       Arnold Industries, Inc.                         33,750
   1,500       Arrow International, Inc.                       43,500
   6,261       Artesyn Technologies, Inc.(1)                  131,481
   5,200       Arvin Industries, Inc.                         147,550
   6,200       Ascent Entertainment(1)                         78,662
   3,000       Ashton Technology Group(1)                      19,312
   6,700       Aspect Communications, Inc.(1)                 262,137
   3,100       Aspect Development, Inc.(1)                    212,350
   4,600       Aspen Technologies, Inc.(1)                    121,612
   2,300       Associated Estates Realty Corp.                 17,969
   2,800       Astec Industries, Inc.(1)                       52,675
   1,900       Asyst Technologies, Inc.(1)                    124,569
   1,500       Atlantic Coast Airlines, Inc.(1)                35,625
   1,750       Atlas Air, Inc.(1)                              48,016
   3,800       ATMI, Inc.(1)                                  125,637
   4,000       Atmos Energy Corp.                              81,750
   1,400       Atwood Oceanics, Inc.(1)                        54,075
   4,600       Auspex Systems, Inc.                            47,150
   2,200       Autobytel.com, Inc.(1)                          33,412
   2,400       Autoweb.com, Inc.(1)                            26,100
   6,800       Avado Brands, Inc.                              28,687
   4,200       Avant! Corp.(1)                                 63,000
   2,400       Aviall, Inc.(1)                                 19,650
   1,400       Aviation Sales Co.(1)                           23,100
   2,800       Avid Technology, Inc.(1)                        36,575
   2,300       Aviron(1)                                       36,369
   4,700       Avis Rent A Car, Inc.(1)                       120,144


  Shares           Description                               Value
  ------           -----------                               -----
   4,700       Avista Corp.                              $     72,556
   2,300       AVT Corp.(1)                                   108,100
   2,400       Aware, Inc.(1)                                  87,300
   4,240       AXENT Technologies(1)                           89,040
   6,500       Aztar Corp.(1)                                  70,687
   1,280       Baan Co., N.V.                                  18,080
     600       Bacou USA(1)                                     9,037
   5,400       Baldor Electric Co.                             97,875
   3,300       Baldwin & Lyons, Inc.-- Class B                 73,012
   4,500       Bally Total Fitness Holding Corp.(1)           120,094
     900       Bancfirst Ohio Corp.                            20,700
   6,400       BancorpSouth, Inc.                             104,400
   9,600       Bancwest Corp.                                 187,200
   1,600       Bandag, Inc.                                    40,000
   1,475       Bank of Granite Corp.                           31,712
       1       BankAtlantic Bancorp, Inc.-- Class A                 5
   4,900       BankAtlantic Bancorp, Inc.-- Class B            25,112
   2,890       Banknorth Group, Inc.                           77,307
   6,000       Banks United Corp.-- Class A                   163,500
   3,500       Banta Corp.                                     78,969
   4,600       Banyan System, Inc.(1)                          92,000
   1,900       Barnes Group, Inc.                              30,994
   4,500       Barnesandnoble.com, Inc.(1)                     63,844
   1,250       Barr Labs, Inc.(1)                              39,219
   2,500       Barra, Inc.(1)                                  79,375
   5,600       Barrett Resources Corp.(1)                     164,850
   3,600       Basin Exploration, Inc.(1)                      63,450
   1,600       Bassett Furniture Industries, Inc.              25,600
  25,300       Battle Mountain Gold Co.-- Class A              52,181
   6,037       Bay View Capital Corp.                          85,664
   6,000       BE Aerospace, Inc.(1)                           50,625
   1,200       Bebe Stores, Inc.(1)                            32,400
   2,800       Bedford Property Investors, Inc.                47,775
   4,000       Belco Oil & Gas Corp.(1)                        22,000
   4,800       Belden, Inc.                                   100,800
   1,900       Bell and Howell Co.(1)                          60,444
   2,100       Benchmark Electronics, Inc.(1)                  48,169
   2,700       Beringer Wine Estates-- Class B(1)             107,662
   1,900       Berlitz International, Inc.(1)                  32,656
   2,400       Berry Petroleum Corp.-- Class A                 36,300
   1,800       Best Software, Inc.                             53,100
  24,758       Bethlehem Steel(1)                             207,348
  12,000       Beverly Enterprises, Inc.(1)                    52,500
   3,600       Beyond.com Corp.(1)                             28,125
   4,800       Billing Information Concepts Corp.(1)           31,200
   3,166       Bindley Western Industries, Inc.                47,688
   2,100       Bindview Development Corp.(1)                  104,344
   1,900       Biomatrix, Inc.(1)                              36,575
   2,100       Bio-Rad Laboratories, Inc.-- Class A(1)         49,087
   9,300       Biotechnology General Corp.(1)                 141,825
   3,300       Black Box Corp.(1)                             221,100
   2,750       Black Hills Corp.                               61,016
   2,700       Blanch (E.W.) Holdings, Inc.                   165,375
   2,781       Block Drug Co., Inc.-- Class A                  86,211
   5,300       Blount International, Inc.(1)                   84,469


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   3,500       BMC Industries, Inc.                      $     17,062
   7,800       Bob Evans Farms, Inc.                          120,412
   3,600       Boca Resorts, Inc.-- Class A(1)                 35,100
   4,300       Boise Cascade Office Products Corp.(1)          64,500
   1,481       BOK Financial Corp.(1)                          29,921
  10,200       Borders Group, Inc.(1)                         163,837
   1,500       Bottomline Technologies, Inc.(1)                54,000
   4,700       Bowne & Co., Inc.                               63,450
   4,600       Boyd Gaming Corp.(1)                            26,737
   8,800       Boyds Collection Limited(1)                     61,050
   2,200       Boykin Lodging Co.                              24,062
   3,100       Bradley Real Estate, Inc.                       54,056
   2,700       Brady (W. H.) Co.-- Class A                     91,631
   4,500       Brandywine Realty Trust                         73,687
   5,600       BRE Properties, Inc.-- Class A                 127,050
   1,782       Brenton Banks, Inc.                             18,043
   1,500       Bright Horizons Family Solutions, Inc.(1)       28,125
   7,900       Brightpoint, Inc.(1)                           103,687
   1,500       Brio Technology, Inc.(1)                        63,000
   2,700       Britesmile, Inc.(1)                             21,937
   8,200       Broadvision, Inc.(1)                         1,394,512
   1,800       Brookline Bancorp, Inc.                         17,550
   2,300       Brooks Automation, Inc.(1)                      74,894
   2,800       Brooktrout Technology, Inc.(1)                  51,975
   1,400       Brown & Brown, Inc.                             53,637
   4,000       Brown Shoe Company, Inc.                        56,500
   3,500       Brown (Tom), Inc.(1)                            46,812
   2,100       Brush Wellman, Inc.                             35,306
   1,100       BSB Bancorp, Inc.                               21,175
   4,200       BT Financial Corp.                              92,400
   3,100       Buckeye Technologies, Inc.(1)                   46,112
   1,700       Buckle, Inc.(1)                                 25,181
   4,300       Budget Group, Inc.(1)                           38,969
   5,487       Buffets, Inc.(1)                                54,870
   2,826       Building One Services Corp.(1)                  26,670
   2,320       Burlington Coat Factory
                   Warehouse Corp.                             32,190
   6,700       Burlington Industries, Inc.(1)                  26,800
   4,100       Burnham Pacific Properties, Inc.                38,437
   1,400       Burns International Service(1)                  15,137
   6,787       Burr-Brown Corp.(1)                            245,198
     800       Bush Boake Allen, Inc.(1)                       19,650
   1,300       Bush Industries, Inc.-- Class A                 22,344
     700       Butler Manufacturing Co.                        15,619
   1,600       C&D Technologies, Inc.                          68,000
   1,700       C-COR.Net Corp.(1)                             130,262
   5,600       C-Cube Microsystems, Inc.(1)                   348,600
   7,100       C.H. Robinson Worldwide, Inc.                  282,225
   5,050       Cable Design Technologies(1)                   116,150
   4,500       Cabot Industrial Trust                          82,687
   2,900       Cabot Oil & Gas Corp.-- Class A                 46,581
   1,100       CACI International, Inc.-- Class A(1)           24,887
   7,500       Cadiz, Inc.(1)                                  71,250
   2,100       CAIS Internet, Inc.                             74,550
   1,600       Cal Dive International, Inc.(1)                 53,000


  Shares           Description                               Value
  ------           -----------                               -----
   4,300       Calgon Carbon Corp.                       $     25,531
   1,500       California Water Service Group                  45,469
   9,700       Callaway Golf Co.                              171,569
   3,000       Cambrex Corp.                                  103,312
   6,800       Cambridge Technology Partners, Inc.(1)         178,500
   5,358       Camden Property Trust                          146,675
   2,000       Canandaigua Brands, Inc.-- Class A(1)          102,000
   2,800       Capital Automotive REIT                         34,125
     800       Capital City Bank Group, Inc.                   17,200
  11,600       Capitol Federal Financial                      113,100
   5,600       Caprock Communications Corp.(1)                181,650
   8,100       Capstead Mortgage Corp.                         33,919
   3,100       Caraustar Industries, Inc.                      74,400
     400       Carbo Ceramics, Inc.                             8,750
  26,700       Caremark Rx, Inc.(1)                           135,169
   1,300       CareMatrix Corp.(1)                              3,250
   2,100       Carey International, Inc.(1)                    51,187
   1,100       Carmike Cinemas, Inc.--Class A(1)                8,594
   2,800       Carolina First Co.                              51,100
   2,400       Carpenter Technology Corp.                      65,850
   1,200       Carriage Services-- Class A                      7,125
   1,200       Carrier Access Corp.(1)                         80,775
   2,700       Carter-Wallace, Inc.                            48,431
   2,300       Casella Waste Systems, Inc.(1)                  43,412
  11,500       Casey's General Stores, Inc.                   120,031
   5,169       Cash America International, Inc.                50,398
   1,500       Castle (A. M.) & Co.                            17,812
   3,900       Castle and Cooke, Inc.(1)                       49,481
   9,900       Catalytica, Inc. (1)                           134,269
   1,700       Catapult Communications Corp.(1)                16,894
   1,300       Cathay Bancorp, Inc.                            53,300
   1,900       Cato Corp.-- Class A                            23,987
   2,600       CB Richard Ellis Services(1)                    32,175
   2,900       CBL & Associates Properties, Inc.               59,812
   6,900       CBRL Group, Inc.                                66,952
   4,500       CCC Information Services Group(1)               77,062
   1,400       CDI Corp.(1)                                    33,775
   2,807       Cdnow, Inc.(1)                                  27,719
   3,450       CEC Entertainment, Inc.(1)                      97,894
   2,600       Celgene Corp.(1)                               182,000
   2,500       Cell Pathways, Inc.(1)                          23,125
  10,600       Cellnet Data Systems, Inc.(1)                   11,925
   6,700       CellStar Corp.(1)                               66,162
   2,600       CenterPoint Properties Corp.                    93,275
   3,400       Center Trust, Inc.                              32,937
   1,100       Centex Construction Products                    42,900
   5,500       Central Garden & Pet Co.(1)                     57,062
   3,700       Central Parking Corp.                           70,762
   8,400       Century Business Services, Inc.(1)              70,875
   1,300       Century South Banks, Inc.                       29,087
   4,400       Cephalon, Inc.(1)                              152,075
   3,300       Cerner Corp.(1)                                 64,969
   1,700       CFW Communications Co.                          59,075
   2,100       CH Energy Group                                 69,300
   5,260       Champion Enterprises, Inc.(1)                   45,039


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   1,300       Championship Auto Racing(1)               $     29,900
     900       Charles River Associates(1)                     30,150
  12,600       Charming Shoppes, Inc.(1)                       83,475
   2,050       Chart Industries, Inc.                           8,200
   2,700       Charter Municipal Mortgage
                   Acceptance                                  31,725
       1       Charter One Financial, Inc.                          6
   3,300       Chateau Communities, Inc.                       85,594
   1,200       Chattem, Inc.(1)                                22,800
   3,600       Checkpoint Systems, Inc.                        36,675
   2,250       Cheesecake Factory(1)                           78,750
   2,000       Chelsea GCA Realty, Inc.                        59,500
   1,100       Chemed Corp.                                    31,487
   2,500       ChemFirst, Inc.                                 54,687
   1,846       Chemical Financial Corp.                        58,841
   2,800       Chesapeake Corp.                                85,400
   9,680       Chesapeake Energy Corp.                         22,990
   3,000       Chicago Title Corp.                            138,750
     800       Chico's FAS, Inc.(1)                            30,100
   2,100       Children's Place Retail Stores, Inc.(1)         34,519
   5,300       Chiquita Brands International                   25,175
   3,700       Chirex, Inc.(1)                                 54,112
   6,019       Chittenden Corp.                               178,313
   8,300       Choice Hotels International, Inc.(1)           142,137
   3,800       Choicepoint, Inc.(1)                           157,225
   6,150       CHS Electronics, Inc.(1)                         6,919
   7,500       Church & Dwight Co., Inc.                      200,156
   2,300       Churchill Downs, Inc.                           51,894
   5,900       Ciber, Inc.(1)                                 162,250
   3,300       Circle International Group, Inc.                73,425
   7,700       Cirrus Logic, Inc.(1)                          102,506
   4,000       Citadel Communications Corp.(1)                259,500
   4,002       Citizens Banking Corp.                          89,545
   1,500       City Holding Co.                                21,000
  18,955       CK Witco Corp.                                 253,523
   5,700       CKE Restaurants, Inc.                           33,487
   3,100       Clarcor, Inc.                                   55,800
   3,000       Clarify, Inc.(1)                               378,000
   5,000       CLECO Corp.                                    160,312
   1,400       Cleveland-Cliffs, Inc.                          43,575
   4,800       CMI Corp.-- Class A                             33,900
   4,200       CMP Group, Inc.                                115,762
   2,200       CNA Surety Corp.                                28,600
   2,200       Coachmen Industries, Inc.                       33,275
     900       Coca-Cola Bottling Co. Consolidated             42,637
   6,200       Cognex Corp.(1)                                241,800
     800       Cognizant Tech Solutions Corp.(1)               87,450
   4,600       Coherent, Inc.(1)                              123,050
   3,900       Cohu, Inc.                                     120,900
   2,600       Coinstar, Inc.(1)                               36,400
     400       Coldwater Creek, Inc.(1)                         8,200
     700       Cole (Kenneth) Productions,
                   Inc.-- Class A(1)                           32,025
   8,000       Collins & Aikman Corp.                          46,000
   3,300       Colonial Properties Trust                       76,519


  Shares           Description                               Value
  ------           -----------                               -----
   2,900       Columbia Laboratories, Inc.(1)            $     21,750
   1,100       Columbia Sportswear Co.(1)                      23,650
   1,500       Columbus McKinnon Corp.                         15,187
   2,600       COM21, Inc.(1)                                  58,337
   3,500       Comfort Systems USA, Inc.                       25,812
   5,552       Commerce Bancorp, Inc.                         224,509
   3,300       Commerce Group, Inc.                            86,212
   3,300       Commercial Intertech Corp.                      42,075
   1,600       Commercial Metals Co.                           54,300
   4,000       Commercial Net Lease Realty                     39,750
   3,900       Commnet Cellular, Inc.(1)                      125,287
   1,700       Commonwealth Bancorp, Inc.                      28,262
   2,100       Commonwealth Telephone
                   Enterprises, Inc.(1)                       111,037
   7,700       Commscope, Inc.(1)                             310,406
   6,000       Community First Bankshares, Inc.                94,500
   1,485       Community Trust Bancorp, Inc.                   29,700
   2,600       Complete Business Solutions, Inc.(1)            65,325
  10,900       Compucom Systems, Inc.(1)                       44,962
  11,700       CompUSA, Inc.(1)                                59,962
   5,650       Computer Horizons Corp.(1)                      91,459
   2,800       Computer Network Technology Corp.(1)            64,225
   2,100       Computer Task Group, Inc.                       31,106
   5,300       Concentric Network Corp.(1)                    163,306
   1,700       Concord Communications, Inc.(1)                 75,437
   2,000       Concur Technologies, Inc.(1)                    58,000
   7,400       Concurrent Computer Corp.(1)                   138,287
   2,400       CONMED Corp.(1)                                 62,100
   1,400       Conn Energy Corp.                               54,425
   3,800       Conning Corp.                                   31,350
   2,700       Consolidated Freightways Corp.(1)               21,431
   2,600       Consolidated Graphics, Inc.(1)                  38,837
   5,087       Consolidated Products, Inc.(1)                  51,511
   4,100       Contifinancial Corp.                               961
   1,700       Cooper Companies, Inc.                          51,212
   3,800       Copart, Inc.(1)                                165,300
   2,800       COR Therapeutics, Inc.(1)                       75,250
   2,250       Corecomm Limited(1)                            133,594
   4,800       Corn Products International, Inc.              157,200
   2,600       Cornell Corrections, Inc.(1)                    21,775
   4,900       Cornerstone Realty Income Trust, Inc.           47,775
     700       Corporate Executive Board Co.(1)                39,112
   1,800       CORT Business Services Corp.(1)                 31,387
   1,200       Corus Bankshares, Inc.                          28,800
   3,800       Cost Plus, Inc.(1)                             135,375
   1,500       Costar Group, Inc.(1)                           53,812
   4,500       Cotelligent Group, Inc.(1)                      24,187
   3,000       Coulter Pharmaceutical, Inc.(1)                 68,062
   4,600       Cousins Properties, Inc.                       156,112
   7,500       Covance, Inc.(1)                                81,094
   7,600       Coventry Health Care, Inc.(1)                   51,300
   1,000       CPI Corp.                                       22,562
   6,650       Crawford & Co.-- Class B                        90,606
   2,300       Creative Computers, Inc.(1)                     16,819
   2,900       Credence Systems Corp.(1)                      250,850


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   4,800       Credit Acceptance Corp.(1)                $     17,700
   2,000       Creditrust Corp.(1)                             15,375
   3,500       Cree, Inc.(1)                                  298,812
   2,400       Crestline Capital Corp.(1)                      49,500
   6,275       Cross Timbers Oil Co.                           56,867
   3,100       Crown American Realty Trust                     17,050
   2,400       CSK Auto Corp.(1)                               42,000
     900       CSS Industries, Inc.(1)                         19,237
   1,000       CT Communications, Inc.                         56,000
   2,000       CTC Communications Group, Inc.                  78,031
   4,596       CTS Corp.                                      346,423
     650       Cubic Corp.                                     14,219
   3,000       Cumulus Media, Inc.-- Class A(1)               152,250
   2,100       Cuno, Inc.                                      43,477
   3,000       CVB Financial Corp.                             69,375
   3,500       Cybercash(1)                                    32,375
   3,000       Cyberian Outpost, Inc.(1)                       29,812
   2,200       Cyberonics, Inc.(1)                             35,062
   2,000       Cybex Computer Products Corp.(1)                81,000
   4,200       Cygnus, Inc.(1)                                 76,650
   4,600       Cymer, Inc.(1)                                 211,600
  15,000       Cypress Semiconductor Corp.(1)                 485,625
   5,500       Cytec Industries, Inc.(1)                      127,187
   2,300       Cytyc Corp.(1)                                 140,444
  10,000       D.R. Horton, Inc.                              138,125
   1,600       Dain Rauscher Corp.                             74,400
   3,600       Daisytek International Corp.(1)                 83,925
   8,800       Dal-Tile International, Inc.(1)                 89,100
   5,100       Dallas Semiconductor Corp.                     328,631
   2,500       Dan River, Inc.-- Class A(1)                    12,812
   3,900       Data Broadcasting Corp.(1)                      32,175
   1,300       Data Transmission Network Corp.(1)              22,425
   2,700       Datascope Corp.                                108,000
   3,400       Datastream Systems, Inc.(1)                     83,512
   1,700       Dave & Buster's, Inc.(1)                        13,919
   1,200       DBT Online, Inc.(1)                             29,250
     400       Deb Shops, Inc.                                  7,400
   6,200       Del Monte Foods Co.(1)                          76,337
   2,800       Delco Remy Intl, Inc.(1)                        23,100
   1,900       Delia's, Inc.(1)                                13,775
   1,958       Delphi Financial Group, Inc. --
                   Class A(1)                                  58,752
   6,800       Delta & Pine Land Co.                          118,150
   2,800       Deltic Timber Corp.                             61,250
   3,900       Dendrite International, Inc.(1)                132,112
   3,700       Department 56, Inc.(1)                          83,712
   1,100       Detroit Diesel Corp.                            21,106
   7,800       Developers Diversified Realty Corp.            100,425
       1       Devon Energy Corp.                                   8
   4,500       Dexter Corp.                                   178,875
   1,500       Diagnostic Products Corp.                       36,750
   1,800       Diamond Technology Partners,
                   Inc.-- Class A(1)                          154,687
   8,400       Digital Microwave Corp.(1)                     196,875
   1,900       Digital River, Inc.(1)                          63,294


  Shares           Description                               Value
  ------           -----------                               -----
   4,100       DII Group, Inc.(1)                        $    290,972
   1,700       Dime Community Bancorp, Inc.                    31,450
   5,600       DIMON, Inc.                                     18,200
   2,800       Dionex Corp.(1)                                115,325
   1,100       Direct Focus, Inc.                              30,525
   1,100       Discount Auto Parts, Inc.(1)                    19,869
   2,300       Documentum, Inc.(1)                            137,712
   3,100       Dollar Thrifty Automotive Group, Inc.(1)        74,206
   5,100       Donaldson Co., Inc.                            122,719
   4,000       Donna Karan Intl., Inc.(1)                      26,250
   4,100       Doral Financial Corp.                           50,481
   2,574       Downey Financial Corp.                          51,963
   3,800       Dress Barn, Inc.(1)                             63,175
   1,800       Dreyer's Grand Ice Cream, Inc.                  30,600
   1,500       DSP Group, Inc.                                139,500
   3,700       Duane Reade, Inc.(1)                           101,981
     600       Duff & Phelps Credit Rating Co.                 53,362
   1,100       Dupont Photomasks, Inc.(1)                      53,075
   3,500       Dura Automotive Systems, Inc.(1)                61,031
   5,600       Dura Pharmaceutical, Inc.(1)                    78,050
   4,200       Duramed Pharmaceuticals, Inc.(1)                29,925
   1,400       DVI, Inc.                                       21,262
   3,300       Dycom Industries, Inc.(1)                      145,406
   6,400       E. Spire Communications, Inc.(1)                37,200
   3,800       E4L, Inc.                                        9,500
   3,150       Eagle USA Airfreight, Inc.(1)                  135,844
   5,500       Earthgrains Co.                                 88,687
   3,500       Earthshell Corp.(1)                             14,437
   1,300       Earthweb, Inc.(1)                               65,406
   6,100       East West Bancorp, Inc.                         69,769
   4,800       Eastern Enterprises                            275,700
   4,600       Eastern Utilities Associates                   139,437
   2,200       Eastgroup Properties                            40,700
   3,900       Eaton Vance Corp.                              148,200
   3,500       Echelon Corp.(1)                                68,469
   2,300       Eclipse Surgical Technologies, Inc.(1)          16,962
   4,700       Eclipsys Corp.(1)                              120,437
   4,800       Education Management Corp.(1)                   67,200
   5,633       EEX Corp.                                       16,547
   2,400       EFAX.com(1)                                     17,325
   2,400       Egghead.com, Inc.(1)                            38,850
  13,500       El Paso Electric Co.(1)                        132,469
   4,075       Elcor Corp.                                    122,759
   2,500       Electric Lightwave, Inc.-- Class A(1)           46,875
   2,000       Electro Rent Corp.(1)                           23,250
   2,500       Electro Scientific Industries, Inc.(1)         182,500
   3,000       Electroglas, Inc.(1)                            76,125
   1,900       Elizabethtown Corp.                            118,275
   2,100       EMCORE Corp.(1)                                 71,400
   2,700       Emmis Broadcasting Corp. --
                   Class A(1)                                 336,530
   2,200       Empire District Electric Co.                    49,775
   4,600       Emulex Corp.(1)                                517,500
   3,300       Energen Corp.                                   59,606
   2,100       Enesco Group, Inc.                              23,231


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   1,500       Engineering Animation, Inc.(1)            $     13,125
   3,400       Enhance Financial Services Group, Inc.          55,250
   1,900       Entercom Communications Corp.(1)               125,400
   1,800       Entertainment Properties Trust                  23,737
   1,600       Entremed, Inc.(1)                               41,000
   2,100       Entrust Technologies, Inc.(1)                  125,869
   2,779       Enzo Biochem, Inc.(1)                          125,229
   6,000       Enzon, Inc.(1)                                 260,250
   4,500       Epicor Software Corp.(1)                        22,781
   6,400       Equitable Resources, Inc.                      213,600
   6,800       Equity Inns, Inc.                               45,900
   2,400       Eshare Technologies, Inc.(1)                    40,950
   3,900       ESS Technology, Inc.(1)                         86,531
   2,100       Essex Property Trust, Inc.                      71,400
   2,800       Esterline Technologies Corp.(1)                 32,375
   2,700       Etec Systems, Inc.(1)                          121,162
   5,200       Ethan Allen Interiors, Inc.(1)                 166,725
   7,900       Ethyl Corp.                                     31,106
   1,900       Exar Corp.(1)                                  111,862
   2,800       Excalibur Technologies Corp.(1)                 57,750
   1,800       Exchange Applications, Inc.(1)                 100,575
   2,400       Exide Corp.                                     19,950
   9,200       Extended Stay America, Inc.(1)                  70,150
   1,275       F & M Bancorp./Maryland                         25,819
   2,990       F & M National Corp.                            82,412
   2,307       F.N.B. Corp.                                    51,331
   1,500       F.Y.I., Inc.(1)                                 51,000
   1,600       Factory 2-U Stores, Inc.(1)                     45,400
   1,200       Factset Research Systems, Inc.                  95,550
   1,300       Fair Issac & Co., Inc.                          68,900
   1,767       Fairchild Corp.-- Class A(1)                    16,018
   5,700       Fairfield Communities, Inc.(1)                  61,275
   2,650       Family Golf Centers, Inc.(1)                     3,727
     100       Farmer Brothers Co.                             15,900
   1,300       Farmers Capital Bank Corp.                      39,162
     900       Fatbrain.com, Inc.(1)                           22,556
   3,600       FBL Financial Group, Inc.-- Class A             72,000
   8,700       Fedders USA, Inc.                               47,850
   2,100       Federal Agricultural Mortgage
                   Corp.-- Class C(1)                          42,394
   5,100       Federal Realty Investment Trust                 95,944
   8,700       Federal Signal Corp.                           139,744
   4,500       Ferro Corp.                                     99,000
   1,100       Fidelity Holdings, Inc.(1)                      20,831
   3,240       Fidelity National Financial, Inc.               46,575
   5,700       FileNet Corp.(1)                               145,350
   1,250       Financial Federal Corp.(1)                      28,516
   6,300       Finet.com(1)                                     8,269
   6,300       Finish Line, Inc.-- Class A(1)                  34,256
   7,100       First American Financial Corp.                  88,306
   5,100       First Bancorp/Puerto Rico                      105,825
   2,900       First Busey Corp.                               65,612
     700       First Charter Corp.                             10,412
     700       First Citizens Bancshares-- Class A             48,825
   1,600       First Commerce Bancshares, Inc.                 31,500


  Shares           Description                               Value
  ------           -----------                               -----
   7,666       First Commonwealth Financial Corp.        $     91,992
   2,000       First Consulting Group(1)                       31,000
   2,100       First Federal Capital Corp.                     30,712
   4,568       First Financial Bancorp                         97,647
   1,210       First Financial Bankshares, Inc.                37,207
     820       First Financial Corp.-- Indiana                 34,030
   2,400       First Financial Holdings, Inc.                  38,400
   7,300       First Health Group Corp.(1)                    196,187
   2,710       First Indiana Corp.                             58,942
   7,500       First Industrial Realty Trust, Inc.            205,781
   1,215       First Merchants Corp.                           31,894
   7,089       First Midwest Bancorp, Inc.                    187,858
   2,100       First Republic Bank(1)                          49,350
   9,600       First Sentinel Bancorp, Inc.                    75,000
   3,000       First Sierra Financial, Inc.(1)                 51,375
   1,510       First Source Corp.                              37,750
   3,800       First United Bancshares, Inc.                   50,825
   1,530       First Washington Bancorp                        22,567
   2,600       FirstFed Financial Corp. DE                     36,562
   5,300       Fisher Scientific International                191,462
   1,000       Flagstar Bancorp, Inc.                          17,250
   3,000       Flashnet Communications, Inc.(1)                18,562
   6,500       Fleetwood Enterprises, Inc.                    134,062
   4,900       Fleming Companies, Inc.                         50,225
   4,000       Florida East Coast Railway Co.                 167,000
   2,400       Florida Rock Industries                         82,650
   4,781       Flowserve Corp.                                 81,277
   1,500       Flycast Communications Corp.(1)                194,906
   2,600       Footstar, Inc.(1)                               79,300
   2,400       Foremost Corp. of America                       68,100
   3,500       Forest City Enterprises-- Class A               98,000
   3,400       Forest Oil Corp.(1)                             44,837
   1,000       Forward Air Corp.(1)                            43,375
   3,300       Fossil, Inc.(1)                                 76,312
   5,200       Foster Wheeler Corp.                            46,150
   2,600       FPIC Insurance Group, Inc.(1)                   43,387
   2,600       Franklin Covey Co.(1)                           19,500
   1,100       Franklin Electric Co., Inc.                     77,206
   2,566       Friede Goldman International, Inc.(1)           17,802
   2,900       Friedman, Billings, Ramsey Group,
                   Inc.-- Class A(1)                           22,837
   2,500       Fritz Companies, Inc.(1)                        26,250
   4,300       Frontier Airlines, Inc.(1)                      48,912
   1,900       Frontier Financial Corp.                        38,000
  10,578       Frontier Insurance Group, Inc.                  36,362
   5,300       FSI International, Inc.(1)                      60,950
   2,700       Fuller (H.B.) Co.                              151,031
   8,700       Furniture Brands International, Inc.(1)        191,400
   3,900       G & K Services, Inc.-- Class A                 126,262
   3,300       Gables Residential Trust                        79,200
   2,300       Gallagher (Arthur J.) & Co.                    148,925
   1,650       Gardner Denver Machinery, Inc.                  27,534
   7,200       Gaylord Container Corp.(1)                      49,050
   2,300       Gaylord Entertainment Co.                       68,856
   1,330       GBC Bancorp                                     25,686


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
     800       GC Companies, Inc.(1)                     $     20,700
   1,700       Geltex Pharmaceutical, Inc.(1)                  21,781
   9,600       Gemstar International Group Ltd.(1)            684,000
   4,300       GenCorp, Inc.                                   42,462
     700       General Binding Corp.                            8,225
   4,100       General Cable Corp.                             31,006
     900       General Cigar Holdings, Inc.-- Class A(1)        7,481
   1,778       General Cigar Holdings, Inc.-- Class B(1)       12,001
   5,000       General Communication-- Class A(1)              21,875
       1       General Electric Co.                                31
   3,900       General Semiconductor, Inc.(1)                  55,331
   2,900       Genesco, Inc.(1)                                37,700
   1,200       Genesys Telecom Labs, Inc.(1)                   64,800
   1,600       Genlyte Group, Inc.(1)                          34,200
   3,400       GenRad, Inc.(1)                                 54,825
   4,000       Gentek, Inc.                                    41,750
   4,300       Geon Co.                                       139,750
   5,700       Georgia Gulf Corp.                             173,494
   2,500       Gerber Scientific, Inc.                         54,844
   3,800       Getty Images, Inc.(1)                          185,725
   1,100       Getty Realty Corp.                              12,306
     800       Gibraltar Steel Corp.                           18,700
   6,200       Gilead Sciences, Inc.(1)                       335,575
   3,300       Glatfelter (P.H.) Co.                           48,056
  12,200       Glenayre Technologies, Inc.(1)                 138,012
   7,500       Glenborough Realty Trust, Inc.                 100,312
   2,300       Gliatech, Inc.(1)                               38,237
   3,000       Glimcher Realty Trust                           38,625
   5,300       Global Industrial Technologies, Inc.(1)         68,237
  13,000       Global Industries, Limited(1)                  112,125
   1,800       Globix Corp.(1)                                108,000
   3,000       Go2net, Inc.(1)                                261,000
   1,000       Golf Trust Of America, Inc.                     16,937
   2,400       Goodys Family Clothing, Inc.(1)                 12,900
   1,900       Graco, Inc.                                     68,162
   3,300       Grand Union, Co.(1)                             33,412
   2,750       Granite Construction, Inc.                      50,703
   2,200       Great Atlantic & Pacific Tea Co.                61,325
   2,200       Great Lakes REIT, Inc.                          31,625
   2,000       Great Plains Software, Inc.(1)                 149,500
   2,500       Greater Bay Bancorp                            107,187
   1,700       Greif Brothers Corp.-- Class A(1)               50,575
  21,100       Grey Wolf, Inc.(1)                              60,662
   4,100       Griffon Corp.(1)                                32,031
   2,000       Group 1 Automotive, Inc.(1)                     27,875
   3,700       Group Maintenance America Corp.(1)              39,544
  12,100       GT Interactive Software Corp.                   20,041
   4,800       GTECH Holdings Corporation(1)                  105,600
   2,400       Guess, Inc.(1)                                  52,200
   2,050       Guilford Mills, Inc.                            14,862
   2,500       Guilford Pharmaceuticals, Inc.(1)               42,500
   2,500       Guitar Center, Inc.(1)                          25,156
   6,100       Gymboree Corp.(1)                               34,312
   5,187       HA-LO Industries, Inc.(1)                       38,902
   2,500       Hadco Corp.(1)                                 127,500


  Shares           Description                               Value
  ------           -----------                               -----
   3,400       Haemonetics Corp.(1)                      $     80,962
   1,800       Hain Food Group, Inc.(1)                        40,275
   1,100       Hamilton Bancorp, Inc.(1)                       19,525
   1,220       Hancock Holding Co.                             47,275
   6,400       Handleman Co.(1)                                85,600
   4,100       Hanger Orthopedic Group, Inc.(1)                41,000
  10,100       Hanna (M. A.) Co.                              110,469
   3,600       Hanover Compressor Co.(1)                      135,900
  21,800       Hanover Direct, Inc.(1)                         79,025
   4,850       Harbinger Corp.(1)                             154,291
   1,709       Harbor Florida Bancshares                       22,110
  18,000       Harken Energy Corp.(1)                          13,500
   4,000       Harland (John H.)                               73,250
   1,500       Harleysville Group, Inc.                        21,375
   1,050       Harleysville National Corp.                     34,125
   3,100       Harman International Industries, Inc.          173,987
   3,000       Harmon Industries, Inc.                         36,375
   3,700       Harmonic Lightwaves, Inc.(1)                   351,269
   5,200       Harnischfeger Industries, Inc.                   2,112
   1,100       Harris Financial, Inc.                           8,250
   5,200       Harsco Corp.                                   165,100
   4,200       Haverty Furniture Co., Inc.                     53,025
   6,400       Hawaiian Electric Industries                   184,800
   3,800       Hayes Lemmerz International, Inc.(1)            66,262
   5,100       HCC Insurance Holdings, Inc.                    67,256
   6,462       Health Care Property Investors, Inc.           154,280
   7,000       Health Care REIT, Inc.                         105,875
   8,277       Healthcare Realty Trust, Inc.                  129,328
   2,250       Heartland Express, Inc.(1)                      35,437
   1,400       Heidrick & Struggles International(1)           59,150
   7,600       Heilig-Meyers Co.                               20,900
   4,000       Helix Technology Corp.                         179,250
   9,000       Helmerich and Payne, Inc.                      196,312
   5,500       Hemispherx Biopharma, Inc.(1)                   54,656
   2,700       Henry (Jack) & Associates, Inc.                144,956
   3,000       Henry Schein, Inc.(1)                           39,937
   1,700       Herbalife International, Inc. --
                   Class A                                     24,437
   2,000       Hexcel Corp.(1)                                 11,125
   1,300       Hi/Fn, Inc.(1)                                  50,375
     700       Hilb Rogal Hamilton Co.                         19,775
   3,700       HNC Software, Inc.                             391,275
   4,100       Hollywood Entertainment Corp.(1)                59,450
   4,800       Hollywood Park, Inc.(1)                        107,700
   2,100       Home Properties of New York, Inc.               57,619
   4,300       Homebase, Inc.(1)                               13,169
   3,700       Hooper Holmes, Inc.                             95,275
   7,600       Horace Mann Educators Corp.                    149,150
   9,900       Hospitality Properties Trust                   188,719
   1,100       Houston Exploration Co.1                        21,794
   2,300       HS Resources, Inc.1                             39,675
   3,650       HSB Group, Inc.                                123,416
     700       Hub Group, Inc.1                                14,000
   8,401       Hudson United Bancorp                          214,751
   2,950       Hughes Supply, Inc.                             63,609


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   3,500       Human Genome Sciences, Inc.(1)            $    534,187
   2,700       Hunt (J.B.) Transport Services, Inc.            37,378
       1       Huntington Bancshares, Inc.                         24
   6,400       Hussmann International                          96,400
   3,200       Hutchinson Technology, Inc.(1)                  68,000
   1,600       Hypercom Corp.(1)                               16,000
   4,025       Hyperion Software Corp.(1)                     175,087
   6,100       ICG Communications, Inc.(1)                    114,375
   7,000       Idacorp, Inc.                                  187,687
   5,800       IDEC Pharmaceuticals Corp.(1)                  569,850
   2,900       Identix, Inc.(1)                                26,281
   3,750       IDEX Corp.                                     113,906
   7,000       IDEXX Laboratories, Inc.(1)                    112,875
   1,600       IDG Books Worldwide, Inc.-- Class A(1)          18,500
   3,000       IDT Corp.(1)                                    56,625
   1,800       IDX Systems Corp.(1)                            56,250
   1,300       IGEN International, Inc.(1)                     38,675
   4,200       IHOP Corp.(1)                                   70,087
   5,600       Imation Corp.(1)                               187,950
       1       IMC Global, Inc.                                    --
   3,400       Imclone Systems(1)                             134,725
   1,900       IMCO Recycling, Inc.                            23,987
   2,000       Impath, Inc.(1)                                 50,875
   6,605       Imperial Bancorp(1)                            159,346
   3,300       Imperial Credit Commercial, Inc.(1)             37,537
   3,300       Imperial Credit Industries, Inc.(1)             20,625
   2,025       IMR Global Corp.(1)                             25,439
   2,900       In Focus Systems, Inc.                          67,244
   9,172       Inacom Corp.(1)                                 67,070
   3,100       Incyte Pharmaceuticals, Inc.(1)                186,000
  14,600       Independence Community Bank                    182,500
   1,600       Independent Bank Corp. MA                       20,000
   3,766       Indiana Energy, Inc.                            66,846
  14,300       Indymac Mortgage Holdings, Inc.                182,325
     700       Inet Technologies(1)                            48,912
   4,400       Infocure Corp.(1)                              137,225
   1,100       Informatica Corp.(1)                           117,012
   3,600       Information Resources, Inc.(1)                  33,300
  26,700       Informix Corp.(1)                              303,712
   6,700       Infousa, Inc.(1)                                93,381
   1,300       Ingles Markets, Inc.                            14,462
   2,600       Inhale Therapeutic Systems(1)                  110,662
  10,200       Innkeepers USA Trust                            83,512
   1,900       Innovex, Inc.                                   17,812
   5,800       Input/Output, Inc.(1)                           29,362
   2,575       Insight Enterprises, Inc.(1)                   104,609
   2,500       Insignia Financial Group, Inc.(1)               21,719
   2,600       Insituform Technology(1)                        73,450
   5,100       Inspire Insurance Solutions(1)                  23,428
  11,700       Integrated Device Technology, Inc.(1)          339,300
   3,400       Integrated Electrical Services, Inc.(1)         34,212
   6,500       Integrated Health Services, Inc.                   812
   3,100       Integrated Systems, Inc.(1)                    104,044
   2,700       Inter-Tel, Inc.                                 67,500
   8,500       Interdigital Communications Corp.              637,500


  Shares           Description                               Value
  ------           -----------                               -----
   5,300       Interface, Inc.                           $     30,475
   5,500       Intergraph Corp.(1)                             25,781
   9,770       Interim Services(1)                            241,807
   6,300       Intermedia Communications of
                   Florida, Inc.(1)                           244,519
   2,900       Intermet Corp.                                  33,712
   2,475       International Bancshares Corp.                 109,519
   3,800       International Fibercom, Inc.(1)                 29,925
   2,400       International Home Foods, Inc.(1)               41,700
   2,200       International Multifoods Corp.                  29,150
   6,800       International Rectifier Corp.(1)               176,800
   1,700       Interpool, Inc.                                 12,644
   3,700       Intertan, Inc.(1)                               96,662
   3,700       Intervoice, Inc.(1)                             86,025
   1,100       Intervu, Inc.                                  115,500
   2,000       Interwest Bancorp                               38,500
   1,800       Intraware, Inc.(1)                             142,200
     869       Intuit, Inc.(1)                                 52,131
   3,000       Invacare Corp.                                  60,187
   3,100       Investors Financial Services Corp.             142,600
   1,300       Invitrogen Corp.(1)                             78,000
  36,700       Iomega Corp.(1)                                123,862
   2,100       Ionics, Inc.(1)                                 59,062
   1,200       IPC Communications(1)                           85,200
   2,200       IRI International Corp.(1)                       8,800
   4,250       Iron Mountain, Inc.(1)                         167,078
   4,200       IRT Property Co.                                32,812
   1,500       Irwin Financial Corp.                           26,719
   5,600       Isis Pharmaceutical, Inc.(1)                    35,000
   3,200       ISS Group(1)                                   227,600
   1,400       IT Group, Inc.(1)                               12,862
   7,900       ITC Deltacom, Inc.(1)                          218,237
   1,100       ITI Technologies, Inc.(1)                       33,000
   1,850       ITT Educational Services, Inc.(1)               28,559
   1,700       ITURF, Inc.-- Class A(1)                        21,144
   2,400       Ivex Packaging Corp.(1)                         24,000
   1,400       Ivillage, Inc.(1)                               28,350
   6,100       Jack In The Box, Inc.(1)                       126,194
   2,800       Jacobs Engineering Group, Inc.(1)               91,000
   2,700       Jakks Pacific, Inc.(1)                          50,456
   4,150       JDA Software Group, Inc.(1)                     67,956
   4,200       JDN Realty Corp.                                67,725
   2,700       Jefferies Group, Inc.                           59,400
   5,600       JLG Capital Industries, Inc.                    89,250
     600       JLK Direct Distribution, Inc. --
                   Class A(1)                                   6,187
   2,200       Jo-Ann Stores, Inc.(1)                          24,750
     500       John Nuveen & Co., Inc.-- Class A               18,031
   4,900       Jones Lang Lasalle, Inc.(1)                     58,187
   6,100       Jones Pharmaceuticals, Inc.                    264,969
   5,700       Jostens, Inc.                                  138,581
   5,600       Journal Register Co.(1)                         86,450
   1,400       JP Realty, Inc.                                 21,875
   1,100       JSB Financial, Inc.                             57,062
     800       Juno Online Services, Inc.(1)                   28,750


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   3,150       Just For Feet, Inc.(1)                    $      3,937
   2,100       Justin Industries , Inc.                        31,237
   2,400       K-Swiss, Inc.                                   44,587
   1,800       K-V Pharmaceutical Co.-- Class B(1)             38,587
   3,800       Kaiser Aluminum Corp.(1)                        29,212
   3,000       Kaman Corporation-- Class A                     38,625
   1,000       Kansas City Life Insurance Co.                  33,750
   9,000       Kaufman & Broad Home Corp.                     217,687
   4,900       Kaydon Corp.                                   131,381
   4,000       Kellstrom Industries, Inc.(1)                   36,500
   2,900       Kellwood Co.                                    56,369
   2,300       Kelly Services, Inc.-- Class A                  57,787
   6,500       Kemet Corp.(1)                                 292,906
   5,300       Kennametal, Inc.                               178,212
   3,600       Kent Electronics Corp.(1)                       81,900
  10,600       Key Energy Group, Inc.(1)                       54,987
   2,100       Keystone Automotive Industries, Inc.(1)         12,337
   3,500       Kilroy Realty Corp.                             77,000
   4,000       Kimball International, Inc.-- Class B           66,000
   3,150       King Pharmaceuticals, Inc.                     176,597
   4,562       Kirby Corp.(1)                                  93,521
     750       Knight Transportation, Inc.(1)                  12,844
   6,000       Koger Equity, Inc.                             101,250
  14,700       Komag, Inc.(1)                                  45,937
   4,400       Kopin Corp.(1)                                 184,800
   2,800       Korn/Ferry International(1)                    101,850
   3,100       Kroll-O'Gara Co.(1)                             51,150
   2,450       Kronos, Inc.(1)                                147,000
   3,600       Kulicke & Soffa Industries, Inc.(1)            153,225
   6,700       La-Z-Boy Chair, Inc.                           112,644
   5,550       Labor Ready, Inc.(1)                            67,294
   8,600       Laboratory Corporation of
                   America Holdings(1)                         31,712
   2,300       Laclede Gas Co.                                 49,737
   5,700       Lam Research Corp.(1)                          635,906
   3,000       Lance, Inc.                                     30,000
   1,800       Landamerica Financial Group, Inc.               33,075
   2,200       Landauer, Inc.                                  48,125
   3,300       Landry's Seafood Restaurants, Inc.(1)           28,669
   2,500       Lands' End, Inc.(1)                             86,875
   2,200       Landstar Systems, Inc.(1)                       94,187
   3,800       Laser Vision Centers, Inc.(1)                   40,137
   3,800       LaserSight Corporation                          38,000
   2,400       Lason Holdings, Inc.(1)                         26,400
     400       Latitude Communications(1)                      10,450
   6,300       Lattice Semiconductor Corp.(1)                 296,888
   2,100       Launch Media, Inc.                              39,769
   2,401       LCA Vision, Inc.(1)                             11,255
   2,500       Leap Wireless International(1)                 196,250
   9,300       Learn2.com, Inc.(1)                             30,516
   2,400       Learning Tree International, Inc.(1)            67,200
   5,700       Lee Enterprises, Inc.                          182,044
       1       Legg Mason, Inc.                                    36
   9,300       Lennar Corp.                                   151,125
   5,300       Leucadia National Corp.                        122,563


  Shares           Description                               Value
  ------           -----------                               -----
   2,300       Lexington Corp. Properties                $     21,131
   2,100       Libbey, Inc.                                    60,375
   2,031       Liberty Corp.                                   85,683
   1,300       Liberty Financial Companies, Inc.               29,819
   3,000       Lifepoint Hospitals, Inc.(1)                    35,438
   5,500       Ligand Pharmaceutical-- Class B(1)              70,813
   4,700       Lilly Industries, Inc.-- Class A                63,156
   4,800       Lincoln Electric Holdings                       99,000
   1,725       Lindsay Manufacturing Co.                       31,481
   6,800       Liposome Company, Inc.(1)                       82,981
     800       Lithia Motors, Inc.-- Class A(1)                14,300
   2,400       Littlefuse, Inc.(1)                             58,238
   3,200       LNR Property Corp.                              63,600
   4,800       Local Financial Corp.(1)                        49,800
   3,100       Lodgian, Inc.(1)                                15,500
   4,500       Lone Star Steakhouse & Saloon(1)                40,148
   2,900       Lone Star Technologies, Inc.(1)                 80,838
   6,600       Longview Fibre Co.                              94,050
   2,500       Louis Dreyfus Natural Gas Corp.(1)              45,313
      50       LTC Healthcare, Inc.                               100
   3,500       LTC Properties, Inc.                            29,531
  22,800       LTV Corp.                                       94,050
   5,000       LTX Corp.(1)                                   111,875
   2,900       Luby's Cafeterias, Inc.                         32,988
   3,100       Lydall, Inc.(1)                                 20,538
   1,200       M.S. Carriers, Inc.(1)                          28,650
   2,000       MacDermid, Inc.                                 82,125
   6,700       Macerich, Co.                                  139,444
   1,900       Macrovision Corp.(1)                           140,600
   2,100       Madison Gas & Electric Co.                      42,263
   3,125       MAF Bancorp, Inc.                               65,430
   6,300       Magellan Health Services, Inc.(1)               39,769
   3,400       Magnetek, Inc.(1)                               26,138
   4,900       Mail-Well Corp.(1)                              66,150
     500       Maker Communications(1)                         21,375
   3,337       Manitowoc Co., Inc.                            113,458
   3,000       Mannatech, Inc.(1)                              15,563
   3,400       Manufactured Home Communities,
                   Inc.                                        82,663
   3,900       Manugistics Group, Inc.(1)                     126,019
   4,700       Mapics, Inc.(1)                                 59,338
     700       Mapquest.com, Inc.(1)                           15,794
   3,200       Marcus Corp.                                    43,000
   8,800       Marine Drilling Co., Inc.(1)                   197,450
   6,300       Mark IV Industries, Inc.                       111,431
     600       Markel Corp.(1)                                 93,000
   2,100       Marketing Services Group, Inc.(1)               35,175
   1,100       Marvel Enterprises, Inc.(1)                      6,050
   4,700       MascoTech, Inc.                                 59,631
   3,750       MasTec, Inc.(1)                                166,875
   4,500       Mastech Corp.(1)                               111,375
   3,200       Mathews International Corp. --
                   Class A                                     88,000
   3,300       Maverick Tub Corp.(1)                           81,469
   1,400       MAXIMUS, Inc. (1)                               47,513


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   6,400       Maxtor Corp.(1)                           $     46,400
   1,200       Maxwell Technologies, Inc.                      12,000
     500       MAXXAM, Inc.(1)                                 21,438
       7       May Department Stores Co.                          226
   2,900       McGrath Rentcorp.                               50,750
   2,800       McMoran Exploration Co.(1)                      59,150
   2,800       MDC Holdings, Inc.                              43,925
   6,950       MDU Resources Group                            139,000
   1,700       Mechanical Technology, Inc.(1)                  39,525
   1,400       Medallion Financial Corp.                       25,113
   2,500       Medco Research, Inc.(1)                         75,156
     400       Media Metrix, Inc.(1)                           14,300
   2,898       Medical Assurance, Inc.(1)                      61,401
   3,750       Medicis Pharmaceutical Corp. --
                   Class A(1)                                 159,609
   2,500       Mediconsult.com, Inc.                           15,625
   4,700       MedQuist, Inc.(1)                              121,319
   2,500       MemberWorks, Inc.(1)                            82,969
   4,300       MEMC Electronic Materials                       52,675
   4,650       Men's Wearhouse, Inc.(1)                       136,594
   4,100       Mentor Corp.                                   105,831
  12,300       Mentor Graphics Corp.                          162,206
   2,000       Merchants New York Bancorp                      34,250
   3,600       Mercury Computer Systems, Inc.(1)              126,000
   6,000       Mercury Interactive Corp.(1)                   647,625
   4,776       Meridian Resource Corp.(1)                      14,627
  17,300       Merisel, Inc.(1)                                22,706
   9,612       Meristar Hospitality Corp.                     153,792
   3,400       Mesa Air Group, Inc. (1)                        16,150
   1,500       Mesaba Holdings, Inc.(1)                        17,156
   3,100       Messagemedia, Inc.(1)                           43,594
   2,000       Mestek, Inc.(1)                                 40,500
   3,800       Metals USA, Inc.(1)                             32,300
   5,250       Metamor Worldwide, Inc.(1)                     152,906
   6,200       Methode Electronics, Inc. --
                   Class A                                    199,175
   1,400       Metricom, Inc.(1)                              110,075
   5,720       Metris Companies, Inc.                         204,133
   2,100       Metro Information Services, Inc.(1)             50,400
   7,000       Metromedia International Group,
                   Inc.(1)                                     33,250
   6,600       Mettler-- Toledo International,
                   Inc.(1)                                    252,038
   2,300       MGC Communications, Inc.                       116,725
   1,800       MGI Properties, Inc.                             9,450
   2,200       Miami Computer Supply Co.(1)                    81,675
   1,800       Michael Foods, Inc.                             44,325
   4,900       Michaels Stores, Inc.(1)                       139,650
     800       Michigan Financial Corp.                        22,050
   4,900       Micrel, Inc.(1)                                278,994
   4,500       Micro Warehouse, Inc.(1)                        83,250
   1,500       Micromuse, Inc.(1)                             255,000
   4,400       Micron Electronics, Inc.(1)                     48,950
   3,000       MICROS Systems, Inc.(1)                        222,000
   5,800       Microstrategy, Inc.(1)                       1,218,000


  Shares           Description                               Value
  ------           -----------                               -----
   6,300       Mid Atlantic Medical Services, Inc.(1)    $     52,369
   2,400       Mid-America Apartment
                   Communities, Inc.                           54,300
   1,182       MidAmerica Bancorp                              33,700
     700       Mid-State Bancshares                            22,313
   2,400       Midas, Inc.                                     52,500
   5,476       Midway Games, Inc.(1)                          131,082
   2,400       Midwest Banc Holdings                           33,000
   1,850       Midwest Express Holdings(1)                     58,969
   1,200       Mikasa, Inc.                                    12,075
   7,600       Milacron, Inc.                                 116,850
   5,700       Millennium Pharmaceuticals(1)                  695,400
   8,650       Miller Industries, Inc.(1)                      24,869
   5,100       Mills Corp.                                     91,163
     500       Mine Safety Appliances Co.                      32,000
   3,700       Minerals Technologies, Inc.                    148,231
   2,100       Mips Technologies, Inc.-- Class A(1)           109,200
   3,468       Mississippi Chemical Corp.                      21,458
     800       Mississippi Valley Bancshares                   21,600
   2,600       Mitchell Energy & Development
                   Corp.-- Class A                             57,363
   4,200       MMC Networks, Inc.(1)                          144,375
   2,300       MMI Companies, Inc.                             19,838
     400       Modem Media Poppe Tyson, Inc.(1)                28,150
   2,800       Modine Manufacturing Co.                        70,000
   1,000       Molecular Devices Corp.(1)                      52,000
   2,250       Monaco Coach Corp.(1)                           57,516
     900       Moog, Inc.-- Class A(1)                         24,300
   6,050       Morgan Keegan, Inc.                            101,716
   4,100       Morrison Knudsen, Corp.(1)                      32,031
   1,100       Movado Group                                    23,994
   2,100       Mpath Interactive, Inc.(1)                      55,913
   3,000       MRV Communications, Inc.                       188,625
   4,400       MTI Technology Corp.                           162,250
   5,200       MTS Systems Corp.                               40,300
   6,500       Mueller Industries, Inc.(1)                    235,625
   1,700       Multex.com, Inc.(1)                             63,963
   3,800       Musicland Stores Corp.(1)                       32,063
   1,966       Myers Industries, Inc.                          30,965
   1,424       NACCO Industries, Inc.-- Class A                79,121
   3,800       National Bankcorp of Alaska, Inc.              106,638
   2,368       National City Bancshares, Inc.                  59,496
   5,700       National Computer Systems, Inc.                214,463
   1,600       National Discount Brokers Group,
                   Inc.(1)                                     42,200
   1,700       National Golf Properities, Inc.                 33,575
   3,000       National Health Investors, Inc.                 44,625
   4,800       National Instruments Corp.(1)                  183,600
   3,885       National Penn Bancshares, Inc.                  97,611
   1,800       National Presto Industries, Inc.                63,900
   1,150       National RV Holdings, Inc.(1)                   22,138
   2,700       National Steel Corp.                            20,081
     200       National Western Life Insurance
                   Co.-- Class A(1)                            13,725
   6,200       National-Oilwell, Inc.                          97,263


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   5,800       Nationwide Health Properties, Inc.        $     79,750
   1,900       Natures Sunshine Products, Inc.                 15,200
   4,000       Nautica Enterprises, Inc.(1)                    45,250
   3,200       Navarre Corp.(1)                                18,400
   5,300       Navigant Consulting Co.(1)                      57,638
   1,694       NBT Bancorp                                     26,257
   7,000       NBTY, Inc.(1)                                   80,938
     600       NCH Corp.                                       26,738
   4,100       NCI Building Systems, Inc.(1)                   75,850
   2,100       NCO Group, Inc.(1)                              63,263
   1,900       NCS HealthCare, Inc.(1)                          4,572
   5,300       Neomagic Corp. (1)                              57,969
   1,600       Neon Systems(1)                                 62,800
   1,600       Net Perceptions, Inc.(1)                        67,200
   3,900       Net.Bank, Inc.(1)                               72,150
   1,700       Netobjects, Inc.(1)                             28,050
   1,100       Netopia, Inc.(1)                                59,744
   2,800       Network Equipment Technologies,
                   Inc.(1)                                     33,075
   2,100       Network Event Theater, Inc.                     62,475
   1,900       Network Peripherals, Inc. (1)                   89,775
   1,500       Neurogen Corp.(1)                               24,750
   1,300       New Century Financial Corp.                     20,475
   2,900       New England Business Services, Inc.             70,869
   2,300       New Jersey Resources Corp.                      89,844
   7,000       Newfield Exploration Co.(1)                    187,250
  14,900       Newpark Resources, Inc.(1)                      91,263
   4,200       Newport News Shipbuilding, Inc.                115,500
     800       Nextcard, Inc.(1)                               23,100
   2,900       Nextera Enterprises, Inc-- Class A              37,338
   4,100       NFO Worldwide, Inc.(1)                          91,738
   3,000       NL Industries, Inc.                             45,188
   1,800       Nordson Corp.                                   86,850
     700       Nortek, Inc.(1)                                 19,600
   2,000       North Pittsburgh Systems                        29,500
   1,000       Northeast Optic Network, Inc.(1)                62,563
   6,400       Northwest Bancorp, Inc.                         44,400
   5,300       Northwest Natural Gas Co.                      116,269
   3,500       Northwestern Corp.                              77,000
   3,200       Novoste Corp.(1)                                52,800
   3,500       NPC International, Inc.(1)                      27,563
   2,300       Nuevo Energy Co.(1)                             43,125
   1,800       NUI Corp.                                       47,475
   2,500       Nvidia Corp.(1)                                117,344
   1,300       NVR, Inc.(1)                                    62,075
   1,300       O'Charleys, Inc.(1)                             17,063
   5,300       O'Reilly Automotive, Inc.                      113,950
   2,000       O'Sullivan Senior Preferred                         --
   2,600       Oak Industries, Inc.(1)                        275,925
   4,000       Oakley, Inc.(1)                                 22,250
  13,500       Oakwood Homes                                   43,031
   2,600       Oceaneering International, Inc.(1)              38,838
   1,600       Oceanfirst Financial Corp.                      27,700
   1,500       Octel Corp.(1)                                  15,563
   3,200       Ocular Sciences, Inc.(1)                        60,400


  Shares           Description                               Value
  ------           -----------                               -----
   2,800       OEA, Inc.                                 $     13,650
  20,000       Officemax(1)                                   110,000
   2,800       Offshore Logistics, Inc.(1)                     26,250
   8,900       Ogden Corp.                                    106,244
  12,100       Ohio Casualty Corp.                            194,356
   7,900       Olin Corp.                                     156,519
  12,500       Olsten Corp.                                   141,406
   3,050       OM Group, Inc.                                 105,034
   2,800       Omega Financial Corp.                           81,200
   5,900       OMEGA Healthcare Investors, Inc.                74,856
   1,700       Omega Research, Inc.(1)                         10,200
   3,000       OMI Corp.(1)                                     6,188
   4,400       Omnipoint Corp.(1)                             530,750
   1,400       On Assignment, Inc.(1)                          41,825
   4,287       One Valley Bancorp, Inc.                       131,289
   1,850       Oneida Limited                                  40,238
   3,500       Onemain.com(1)                                  52,500
   6,500       ONEOK, Inc.                                    163,313
   3,100       Onhealth Network Co.(1)                         27,706
   1,400       Onyx Software Corp.(1)                          51,800
   3,800       Open Market, Inc.(1)                           171,475
   1,300       Optical Cable Corp. (1)                         26,000
   3,500       Optical Coating Laboratory, Inc.             1,036,000
   4,800       Orbital Sciences Corp.(1)                       89,100
   3,200       Oregon Steel Mills, Inc.                        25,400
   4,072       Organogenesis, Inc.(1)                          35,376
   3,300       Oriental Financial Group                        72,806
   5,200       Orthodontic Centers of America, Inc.(1)         62,075
     960       Oshkosh B Gosh, Inc.-- Class A                  20,220
   2,550       Oshkosh Truck Corp.-- Class B                   74,747
   3,500       Osteotech, Inc.(1)                              46,813
   1,500       Otter Tail Power Co.                            56,250
   3,400       Overseas Shipholding Group, Inc.                50,363
   4,100       Owens & Minor, Inc. Holding Co.                 36,644
   7,700       P-Com, Inc.(1)                                  68,097
   2,100       P.F. Changs China Bistro, Inc.(1)               52,238
   3,100       Pacific Capital Bancorp                         95,325
   2,900       Pacific Gateway Exchange, Inc.(1)               49,481
   2,300       Pacific Gulf Properties, Inc.                   46,575
   3,525       Pacific Sunwear of California(1)               113,461
   9,500       Paging Network, Inc .(1)                         7,719
   8,900       Pairgain Technologies(1)                       126,269
   2,494       Palm Harbor Homes, Inc.(1)                      44,892
   1,400       Pan Pacific Retail Properties, Inc.             22,838
   4,150       Papa John's International, Inc.(1)             108,159
   3,100       Parexel International Corp.(1)                  36,619
   1,200       Park Electrochemical Corp.                      31,875
   1,680       Park National Corp.                            161,280
   8,400       Parker Drilling Co.(1)                          26,775
   1,300       Parkway Properties, Inc.                        37,456
   1,100       Party City Corp.(1)                                990
   2,100       PathoGenesis Corp.(1)                           45,019
   4,450       Patterson Dental Co.(1)                        189,681
   6,700       Patterson Energy, Inc.(1)                       87,100
   8,606       Paxar Corp.(1)                                  72,613


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   3,900       Paxson Communications Corp.(1)            $     46,556
   1,200       PC Connection, Inc.                             41,400
     700       Pcorder.com, Inc.(1)                            35,700
   3,500       PE Corp.- Celera Genomics Group(1)             521,500
   2,000       Pediatrix Medical Group, Inc.(1)                14,000
   2,000       Pegasus Communications Corp. --
                   Class A 144A(1)                            195,500
   2,300       Pegasus Systems, Inc.(1)                       138,719
   2,700       Pegasystems, Inc.(1)                            30,375
   2,500       Penn Treaty American Corp.(1)                   39,375
   1,500       Pennsylvania Real Estate
                   Investment Trust                            21,844
  11,400       Pennzoil-Quaker State Co.                      116,138
   2,200       Penton Media, Inc.                              52,800
   1,900       Peoples Holdings Co.                            54,863
   4,042       Peoplesoft, Inc.(1)                             86,156
   7,800       Pep Boys (Manny Moe & Jack)                     71,175
   6,733       Per-Se Technologies, Inc.(1)                    56,602
   3,600       Peregrine Systems, Inc.(1)                     297,450
   1,500       Performance Food Group Co.(1)                   36,563
   7,900       Perkin Elmer, Inc.                             329,331
   7,900       Perrigo Co.(1)                                  63,200
   3,400       Personnel Group of America, Inc.(1)             34,425
   3,400       Pervasive Software, Inc.(1)                     57,588
   4,700       Petco Animal Supplies, Inc.(1)                  69,913
  15,000       PETsMART, Inc.(1)                               86,250
   1,700       PFF Bancorp, Inc.(1)                            32,938
   4,066       Pharmaceutical Product
                   Development, Inc.(1)                        48,284
   2,100       Pharmacyclics, Inc.                             86,625
       1       Phelps Dodge Corp.                                  67
   4,533       Philadelphia Suburban Co.                       93,776
   3,000       Phillips-Van Heusen Corp.                       24,938
   5,500       Phoenix Investment Partners                     44,688
   4,900       Phoenix Technologies, Limited(1)                77,481
   3,900       Photronics, Inc.(1)                            111,638
  10,100       Phycor, Inc.(1)                                 18,938
   3,900       Physicians Computer Network, Inc.(1)               390
   2,200       Pico Holdings(1)                                27,088
   8,800       Picturetel Corp.(1)                             37,950
   3,900       Piedmont Natural Gas Co., Inc.                 117,975
  12,300       Pier 1 Imports, Inc.                            78,413
   1,900       Pierce Leahy Corp.(1)                           82,175
   1,400       Pilgrims Pride Corp.(1)                         11,638
   4,700       Pillowtex Corp.                                 29,081
   5,000       Pinnacle Holdings(1)                           211,875
   3,300       Pinnacle Systems, Inc.(1)                      134,269
   3,300       Pioneer Group, Inc.                             51,975
  12,900       Pioneer Natural Resouces Co.                   115,294
   5,200       Pioneer-Standard Electronics, Inc.              75,075
   1,200       Pitt-Des Moines, Inc.                           29,550
   2,400       Pittston Bax Group                              25,500
   7,300       Pittston Brinks Group                          160,600
   3,900       Pittway Corp.-- Class A                        174,769
   2,000       Plains Resources, Inc.(1)                       25,000



  Shares           Description                               Value
  ------           -----------                               -----
   2,200       Plantronics, Inc.(1)                      $    157,438
   2,500       Playboy Enterprises, Inc.-- Class B(1)          60,781
   3,700       Playtex Products, Inc.(1)                       56,888
   3,200       Plexus Corp.(1)                                140,800
   1,200       PLX Technology, Inc.(1)                         22,725
   2,000       PMA Capital Corp.                               39,750
   5,200       Pogo Producing Co.                             106,600
   3,200       Polaris Industries, Inc.                       116,000
   7,800       Polaroid Corp.                                 146,738
   6,700       Policy Management Systems(1)                   171,269
   2,900       Polycom, Inc.(1)                               184,694
   2,700       Polymer Group, Inc.                             49,275
   5,000       Potlatch Corp.                                 223,125
   3,000       Power Integrations(1)                          143,813
   2,500       Power-One, Inc.(1)                             114,531
   3,700       Powertel, Inc.(1)                              371,388
   1,900       Powerwave Technologies, Inc.(1)                110,913
   2,500       Pre-Paid Legal Services, Inc. (1)               60,000
   4,900       Precision Castparts Corp.                      128,625
   3,300       Premier Bancshares                              44,963
   8,400       Premiere Technologies, Inc.(1)                  58,800
   4,900       Prentiss Properties Trust                      102,900
   3,000       Presidential Life Corp.                         55,125
   5,500       Presstek, Inc.(1)                               76,313
   1,900       Preview Travel, Inc.(1)                         99,038
   2,500       PRI Automation, Inc.(1)                        167,813
   7,310       Price Communications Corp.(1)                  203,309
   7,800       Pride International, Inc.(1)                   114,075
   1,878       Primark Corp.(1)                                52,232
   6,600       Prime Hospitality, Inc.(1)                      58,163
   5,494       Prime Retail, Inc.                              30,904
   1,200       Primex Technologies, Inc.                       24,900
   3,400       Primus Telecommunications
                   Group, Inc.(1)                             130,050
     560       Priority Healthcare Corp.-- Class B(1)          16,205
   1,900       Prism Financial Corp.(1)                        10,688
   3,000       Private Business, Inc.(1)                       14,438
   1,700       Probusiness Service, Inc.(1)                    61,200
  11,600       Procurenet, Inc.3                                   --
   2,200       Professionals Group, Inc.(1)                    51,563
   4,200       Profit Recovery Group
                   International, Inc.(1)                     111,563
   3,050       Progress Software Corp.(1)                     173,088
   2,400       Project Software & Development,
                   Inc.(1)                                    133,200
   4,600       Protection One, Inc.                             8,913
   3,400       Protein Design Labs, Inc.(1)                   238,000
   1,900       Provident American Corp.(1)                     66,856
   3,308       Provident Bankshares Corp.                      57,270
   2,500       Province Healthcare Co.(1)                      47,500
   1,300       Proxicom, Inc.(1)                              161,606
   1,700       Proxim, Inc.(1)                                187,000
   3,600       Proxymed, Inc.(1)                               35,100
   5,000       PS Business Parks, Inc.                        113,750
     731       PsiNet, Inc.(1)                                 45,139


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
  12,325       PSS World Medical, Inc.(1)                $    116,317
   8,300       Public Service Company of New
                   Mexico                                     134,875
   3,800       Public Service Company of North
                   Carolina, Inc.                             122,788
   3,900       Publicard, Inc.(1)                              25,594
     100       Pulitzer, Inc.                                   4,031
   6,300       Pulte Corp.                                    141,750
   1,523       PXRE Group Limited                              19,799
   2,000       QRS Corp.(1)                                   208,625
   5,200       QuadraMed Corp.(1)                              45,338
   1,800       Quanex Corp.                                    45,900
   5,100       Quanta Services, Inc.(1)                       144,075
   2,172       Queens County Bancorp, Inc.                     58,916
   5,600       Quest Diagnostics, Inc.(1)                     171,150
   2,700       Quicksilver, Inc.(1)                            41,850
   9,300       Quorum Health Group, Inc.(1)                    86,606
   4,300       R.H. Donnelley Corp.                            81,163
   1,000       R.L.I. Corp.                                    34,000
   1,500       Racing Champions Corp.(1)                        6,656
   6,053       Radian Group                                   289,031
   2,100       Radiant Systems, Inc.(1)                        84,394
   1,400       Radio One, Inc.(1)                             128,800
   1,750       Radisys Corp.(1)                                89,250
   3,670       Ralcorp Holdings, Inc.(1)                       73,171
   4,600       Rare Medium Group, Inc.(1)                     156,975
   5,200       Raymond James Financial, Inc.                   97,175
   5,200       Rayonier, Inc.                                 251,225
   3,500       Rayovac Corp.(1)                                66,063
     775       Razorfish, Inc.(1)                              73,722
   5,800       Read-Rite Corp.(1)                              27,550
   3,400       Realty Income Corp.                             70,125
   8,100       Reckson Association Realty Corp.               166,050
   2,700       Redwood Trust, Inc.                             33,750
   5,900       Reebok International Limited.(1)                48,306
   2,600       Regal-Beloit Corp.                              53,625
   7,600       Regency Realty Corp.                           152,000
   4,500       Regeneron Pharmaceuticals, Inc.(1)              57,375
   5,500       Regis Corp.(1)                                 103,813
   1,100       Reliance Bancorp                                37,950
  14,700       Reliance Group Holdings                         98,306
   2,100       Reliance Steel & Aluminum Co.                   49,219
   4,300       Remec, Inc.(1)                                 109,650
   3,200       Remedy Corp.(1)                                151,600
   2,780       Renaissance Worldwide, Inc.(1)                  20,503
   7,650       Renal Care Group, Inc.(1)                      178,819
   2,200       Rent-A-Center, Inc.(1)                          43,588
   2,100       Rent-Way, Inc.(1)                               39,244
   5,764       Republic Bancorp, Inc.                          69,979
   3,200       Republic Bancorp, Inc.-- Class A                27,400
     700       Republic Bankshares, Inc.                        8,750
   6,300       Republic Security Financial                     45,084
   4,750       Res-Care, Inc.(1)                               60,563
   1,900       Resmed, Inc.(1)                                 79,325
   2,800       Resource America, Inc.                          22,050


  Shares           Description                               Value
  ------           -----------                               -----
   1,803       Resource Bancshares Mortgage
                   Group, Inc.                           $      8,170
   3,651       Respironics, Inc.(1)                            29,094
   3,500       Restoration Hardware, Inc.(1)                   23,844
   4,300       Rexall Sundown, Inc.(1)                         44,344
   3,200       RFS Hotel Investors, Inc.                       33,400
   4,700       RGS Energy Group, Inc.                          96,644
   3,200       Richmond County Financial Corp.                 57,800
   2,400       Riggs National Corp.                            31,650
   1,100       Risk Capital Holdings, Inc.(1)                  13,888
   2,700       Rivianna Foods, Inc.                            47,925
   1,600       Roadway Express, Inc.                           34,600
   2,400       Robbins & Myers, Inc.                           54,300
   2,100       Robert Mondavi Corp.-- Class A                  72,975
   1,600       Rock-Tenn Co.                                   23,600
   1,000       Rogers Corp.(1)                                 38,250
   2,300       Rollins, Inc.                                   34,500
   5,950       Rollins Truck Leasing Corp.                     71,028
   7,283       Romac International, Inc.(1)                    97,865
   5,500       Roper Industries, Inc.                         207,969
   4,900       RSA Security, Inc.(1)                          379,750
   1,900       RTI International Metals(1)                     14,250
   4,100       Ruby Tuesday, Inc.                              74,569
   3,900       Ruddick Corp.                                   60,450
   1,400       Russ Berrie & Co., Inc.                         36,750
   3,600       Russell Corp.                                   60,300
     600       RWD Technologies, Inc.(1)                        6,225
   4,700       Ryan's Family Steak House, Inc.(1)              39,950
   1,761       Ryerson Tull, Inc.                              34,229
   2,200       Ryland Group, Inc.                              50,738
   3,620       S & T Bancorp                                   83,939
   4,661       S1 Corp.(1)                                    364,141
  10,500       S3, Inc.(1)                                    121,406
   1,300       Sabratek Corp.(1)                                  351
   1,600       Safescience, Inc.(1)                            18,600
   7,100       Safeskin Corp.(1)                               86,088
   1,375       Saga Communications, Inc. --
                   Class A(1)                                  27,844
   3,900       Saga Systems, Inc.(1)                           77,756
   2,000       Sagent Technology, Inc.(1)                      59,875
   1,000       Saleslogix Corp.(1)                             41,063
   1,900       Salton/Maxim Housewares, Inc.(1)                63,531
   2,200       Sanchez Computer Associates(1)                  90,613
   2,500       Sanderson Farms, Inc.                           21,406
   2,900       Sandisk Corp.(1)                               279,125
   1,300       Sandy Spring Bancorp                            35,100
   1,900       SangStat Medical Corp.(1)                       56,525
   3,800       Santa Cruz Operation, Inc.(1)                  115,425
   3,300       Sauer, Inc.                                     29,906
   3,300       Sawtek, Inc.(1)                                219,656
   1,400       Schein Pharmaceutical, Inc.(1)                  16,975
   2,700       Scholastic Corp.(1)                            167,906
   5,100       Schulman (A.), Inc.                             83,194
   1,900       Schweitzer-Manduit International,
                   Inc.                                        25,531


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   1,300       Scientific Games Holdings Corp.(1)        $     21,531
   2,000       SCM Microsystems, Inc.(1)                      127,875
   1,900       Scott Technologies, Inc.(1)                     35,863
   2,400       Scotts Company (The)-- Class A(1)               96,600
   2,200       SCPIE Holdings, Inc.                            70,675
     200       Seaboard Corp.                                  38,850
   3,400       Seacoast Financial Services Corp.               34,638
   1,500       SEACOR SMIT, Inc.(1)                            77,625
   5,100       Security Capital Group, Inc. --
                   Class B(1)                                  63,750
   6,800       Seitel, Inc.(1)                                 45,900
   3,600       Selective Insurance Group, Inc.                 61,875
   1,839       Semco Energy, Inc.                              21,723
   4,100       Semtech Corp.(1)                               213,713
  12,100       Sensormatic Electronics                        210,994
   1,000       Sequa Corp.-- Class A(1)                        53,938
   4,925       Serologicals Corp.(1)                           29,550
   5,600       Service Experts, Inc.(1)                        32,550
   5,943       Shire Pharmaceuticals Group ADR(1)             173,473
   2,400       Shoe Carnival, Inc.(1)                          24,150
   4,900       Shop At Home, Inc.(1)                           48,694
   3,700       ShopKo Stores, Inc.(1)                          85,100
   1,375       Shoreline Financial Corp.                       25,438
   2,700       Shorewood Packaging Corp.(1)                    51,131
   3,700       Shurgard Storage Centers, Inc.                  85,794
  10,100       Sicor, Inc.(1)                                  78,275
     300       Siebert Financial Corp.                          4,425
   3,400       Sierra Health Services, Inc.(1)                 22,738
  14,229       Sierra Pacific Resources                       246,340
   3,050       SIGCORP, Inc.                                   69,388
   1,600       Silgan Holdings, Inc.(1)                        21,400
   3,500       Silicon Valley Bancshares(1)                   173,250
   6,200       Silicon Valley Group, Inc.(2)                  110,050
     500       Siliconix, Inc.(1)                              65,750
     400       Silknet Software, Inc.(1)                       66,300
     900       Simmons First National Corp. --
                   Class A                                     22,500
   2,400       Simpson Industries, Inc.                        27,000
     600       Simpson Manufacturing Co., Inc.(1)              26,250
   2,200       Sinclair Broadcasting Group, Inc. A(1)          26,847
   3,700       Sipex Corp.(1)                                  90,881
   1,800       Sirius Satellite Radio, Inc.(1)                 80,100
   5,000       Sitel Corp.(1)                                  35,000
  14,112       Sky Financial Group, Inc.                      282,998
   1,600       Skyline Corp.                                   37,600
   4,600       Skywest, Inc.                                  128,800
   5,400       Sl Green Realty Corp.                          117,450
   3,400       SLI, Inc.(1)                                    46,113
   3,500       Smart & Final Food, Inc.                        25,375
   2,700       Smith (A.O.) Corp.                              59,063
   2,500       Smith (Charles E.) Residential
                   Realty, Inc.                                88,438
   8,200       Smithfield Foods(1)                            196,800
   4,800       Smucker (J.M.) Co.-- Class A                    93,600
   2,000       Softnet Systems, Inc.(1)                        50,250


  Shares           Description                               Value
  ------           -----------                               -----
   3,200       Sola International, Inc.(1)               $     44,400
   3,950       Sonic Corp.(1)                                 112,575
   2,800       Source Information Management Co.(1)            46,900
   2,900       Source Media, Inc.(1)                           53,650
   1,000       South Jersey Industries, Inc.                   28,438
   3,200       Southern Peru Copper Corp.                      49,400
   7,419       Southern Union Co.(1)                          141,888
   3,500       Southwest Bancorp of Texas(1)                   69,344
   6,300       Southwest Gas Corp.                            144,900
   2,270       Southwest Securities Group, Inc.                62,141
   3,300       Southwestern Energy Co.                         21,656
   1,600       Sovran Self Storage, Inc.                       30,300
   1,900       Spartech Corp.                                  61,275
   1,500       Specialty Equipment Co., Inc.(1)                35,906
   5,490       SpeedFam-International, Inc.(1)                 71,027
   4,400       Spiegel, Inc.-- Class A Non-Voting(1)           30,938
   2,400       Sportsline USA(1)                              120,300
   2,400       Springs Industries, Inc.-- Class A              95,850
   1,600       SPS Technologies, Inc.(1)                       51,100
   2,500       Spyglass, Inc.(1)                               94,805
   3,500       SS&C Technologies, Inc.(1)                      22,750
   1,400       St. Mary Land & Exploration Co.                 34,650
   2,800       Staff Leasing, Inc.(1)                          26,600
   3,800       StaffMark, Inc.(1)                              28,738
   3,500       Stancorp Financial Group                        88,156
   1,100       Standard Motor Products, Inc. --
                   Class A                                     17,738
   3,300       Standard-Pacific Corp.                          36,300
   1,600       Standard Register Co.                           31,000
   2,200       Standex International Corp.                     46,063
   6,800       Star Telecommunications, Inc.(1)                53,763
     900       Starrett (L.S.) Co.-- Class A                   20,194
     900       Startek, Inc.(1)                                32,625
   2,100       State Auto Financial Corp.                      19,163
   5,200       Staten Island Bancorp, Inc.                     93,600
   2,900       Station Casinos, Inc.(1)                        65,069
   8,500       Steel Dynamics, Inc.(1)                        135,469
   3,700       Stein Mart, Inc.(1)                             21,044
   1,200       Steinway Musical Instruments, Inc.(1)           24,300
     900       Stepan Co.                                      21,038
   1,700       Stericycle, Inc.(1)                             31,981
   8,600       STERIS Corp.(1)                                 88,688
   3,000       Sterling Bancshares, Inc.                       33,563
   3,600       Stewart & Stevenson Services, Inc.              42,638
   1,500       Stewart Information Services Corp.              19,969
   5,550       Stillwater Mining Co.(1)                       176,906
   2,800       Stone & Webster, Inc.                           47,075
   3,300       Stone Energy Corp.(1)                          117,563
   1,600       Stoneridge, Inc.(1)                             24,700
   6,100       Storage USA, Inc.                              184,525
   1,000       Strawbridge & Clothier3                             --
     900       Strayer Education, Inc.                         17,775
   5,900       Stride Rite Corp.                               38,350
   7,200       Structural Dynamics Research Corp.(1)           91,800
     500       Student Loan Corp.                              24,938


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   2,500       Sturm Ruger & Co., Inc.                   $     22,188
   5,700       Suiza Foods Corp.(1)                           225,863
   2,800       Summit Properties, Inc.                         50,050
   7,000       Summit Technology, Inc.(1)                      81,813
   2,200       Sun Communities, Inc.                           70,813
  11,100       Sunbeam Oster Corp.                             46,481
       1       Sunburst Hospitality Corp.(1)                        6
   5,400       Sunglass Hut International, Inc.(1)             60,750
   3,800       Sunrise Assisted Living, Inc.(1)                52,250
   3,000       Sunrise Medical, Inc.(1)                        18,563
   6,200       Sunrise Technologies International(1)           73,238
   3,800       Sunterra Corp.(1)                               43,700
   3,200       Supergen, Inc.(1)                               94,000
   1,900       Superior Consultant Holdings Corp.(1)           27,075
   2,500       Superior Industries International, Inc.         67,031
   4,700       Superior National Insurance Group, Inc.(1)      35,544
   1,300       Superior Telecom, Inc.                          20,069
   4,725       Susquehanna Bancshares, Inc.                    75,009
   1,930       Swift Energy Corp.(1)                           22,195
   4,750       Swift Transportation Co., Inc.(1)               83,719
  13,500       Sybase, Inc.(1)                                229,500
   2,800       Sykes Enterprises, Inc.(1)                     122,850
   2,200       Syncor International Corp.(1)                   64,075
   2,100       Syntel, Inc.(1)                                 33,994
   2,900       Syntroleum Corp.(1)                             23,563
   4,500       Systemax, Inc.(1)                               38,250
   6,000       Systems & Computer Technology Corp.(1)          97,500
   2,100       T-HQ, Inc.(1)                                   48,694
   2,400       Talbots, Inc.                                  107,100
   5,800       Talk.com, Inc.(1)                              102,950
     370       Talk.com-Rights                                     --
     400       Tanger Factory Outlet Center, Inc.               8,300
   4,300       Taubman Centers, Inc.                           46,225
       2       TCF Financial Corp.                                 50
   3,700       Techne Corp.(1)                                203,731
   1,500       Technitrol, Inc.                                66,750
   5,825       Technology Solutions Co.(1)                    190,769
   1,200       Tejon Ranch Co.                                 28,500
   3,500       Tekelec, Inc.(1)                                78,750
   5,900       Tektronix, Inc.                                229,363
   5,500       Telebanc Financial Corp.(1)                    143,000
   2,400       Telescan, Inc.(1)                               59,250
   4,100       Teletech Holdings, Inc.(1)                     138,183
   2,300       Tennant Co.                                     75,325
   2,000       Terayon Communication Systems(1)               125,625
   4,600       Terex Corp.(1)                                 127,650
   4,300       Terra Industries, Inc.                           6,988
   7,100       Tesoro Petroleum Corp.(1)                       82,094
   7,051       Tetra Tech, Inc.(1)                            108,409
   4,000       Texas Industries, Inc.                         170,250
   1,800       Texas Regional Bancshares, Inc.                 52,200
   6,200       The MONY Group, Inc.                           180,963
   4,900       Theragenics Corp.(1)                            44,406
   4,800       Thermedics, Inc.(1)                             26,100
   1,400       Thermo Bioanalytics Corp.(1)                    25,725


  Shares           Description                               Value
  ------           -----------                               -----
   2,200       Thermo Cardiosystems, Inc.(1)             $     14,438
   1,800       Thermo Ecotek Corp.(1)                           9,563
   1,300       Thermo Fibertek, Inc. (1)                        9,263
   2,900       Thermo Optek Corp. (1)                          32,988
   2,800       Thermoquest Corp.(1)                            28,875
     700       Thestreet.com, Inc.(1)                          13,431
   4,100       Thomas Industries, Inc.                         83,794
   1,700       Thor Industries, Inc.                           51,744
   2,800       Thornburg Mortgage Asset Corp.                  23,100
   2,000       Timberland Co.-- Class A(1)                    105,750
   9,800       Timken Co.                                     200,288
   5,700       Titan Corp.(1)                                 268,613
   4,700       Titan International, Inc.                       30,550
   2,200       Titanium Metals Corp.                            9,900
   2,600       TJ International, Inc.                         109,200
   1,600       TNP Enterprises, Inc.                           66,000
   4,900       Toll Brothers, Inc.(1)                          91,263
   8,300       Topps, Inc.(1)                                  86,113
   1,400       Toro Co.                                        52,238
  10,900       Total Renal Care Holdings(1)                    72,894
   6,000       Tower Automotive, Inc.(1)                       92,625
   2,100       Town and Country Trust                          37,669
   6,400       Track Data Corp.(1)                             65,200
   2,000       Tractor Supply Co.(1)                           32,000
   3,700       Trammell Crow Co.(1)                            43,013
   7,400       Trans World Airlines(1)                         20,813
   4,050       Trans World Entertainment Corp.(1)              42,525
   4,200       Transactions Systems Architects,
                   Inc.-- Class A(1)                          117,600
   3,200       Transkaryotic Therapies, Inc.(1)               123,200
   3,500       Transmontaigne Oil Co.(1)                       24,500
   3,500       Transwitch Corp.(1)                            253,969
   2,530       Tredegar Industries, Inc.                       52,339
     800       Trendwest Resorts, Inc.(1)                      18,000
   1,400       Trenwick Group, Inc.                            23,713
   4,400       Trex Medical Corp.(1)                           12,375
   1,700       Triad Guaranty, Inc.(1)                         38,675
   6,800       Triad Hospitals, Inc                           102,850
   4,050       Triangle Bancorp, Inc.                          78,469
   3,600       Triangle Pharmaceuticals, Inc.(1)               46,125
   2,200       Triarc Cos., Inc.(1)                            40,425
   4,500       Trimble Navigation Limited(1)                   97,313
   7,300       Trinity Industries, Inc.                       207,594
   2,000       Triquint Semiconductor, Inc.(1)                222,500
   1,500       Triumph Group, Inc.(1)                          36,281
   1,500       Tropical Sportswear International Corp.(1)      24,188
   7,100       True North Communications, Inc.                317,281
   4,200       Trust Company of New Jersey                     96,075
   6,860       Trustco Bank Corp.                              90,895
   2,300       TSI International Software, Ltd.               130,238
   3,700       Tuboscope, Inc.(1)                              58,738
   2,100       Tuesday Morning Corp.(1)                        38,719
   7,700       Tupperware Corp.                               130,419
   2,100       Tut Systems, Inc.(1)                           112,613


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   1,400       Tweeter Home Entertainment
                   Group, Inc.(1)                        $     49,700
   3,100       Twinlab Corp.(1)                                24,606
   3,400       Tyler Corp.                                     18,700
   5,000       U.S. Franchise Systems, Inc.(1)                 22,500
   1,600       U.S. Home Corp.(1)                              40,900
   4,700       U.S. Office Products Co.                        14,688
   5,000       U.S. Plastic Lumber Co.(1)                      38,438
   1,700       U.S. Restaurant Properties, Inc.                24,331
   3,300       U.S.B. Holding Co.                              49,706
     200       Ubid, Inc.(1)                                    5,300
   7,800       UCAR International, Inc.(1)                    138,938
   7,400       UGI Corp.                                      151,238
   4,800       UICI, Inc.(1)                                   50,700
   4,500       Ultratech Stepper, Inc.(1)                      72,563
   2,289       UMB Financial Corp.                             86,414
   6,800       Unicapital Corp.(1)                             25,075
   7,200       Unifi, Inc.                                     88,650
   1,500       Unifirst Corp.                                  18,938
   5,400       Unisource Energy Corp.                          60,413
   9,800       United Asset Management Co.                    181,913
   4,400       United Auto Group, Inc.(1)                      39,325
   5,500       United Bankshares, Inc.                        131,313
   7,700       United Community Financial Corp.                76,519
  13,300       United Dominion Realty Trust                   131,338
   1,000       United Fire Casualty Co.                        22,625
   1,800       United Illuminating Co.                         92,475
   1,950       United National Bancorp New Jersey              43,266
   3,800       United Natural Foods, Inc.(1)                   45,600
   3,000       United Payors and United
                   Providers, Inc.(1)                          49,688
   3,500       United Retail Group, Inc.(1)                    28,875
   6,100       United Stationers, Inc.(1)                     174,231
     500       United Television, Inc.                         69,938
   3,500       United Water Resources, Inc.                   119,656
   6,100       Universal Corp.                                139,156
   8,500       Universal Foods Corp.                          173,188
   1,900       Universal Forest Products, Inc.                 28,025
   5,400       UNOVA, Inc.(1)                                  70,200
   1,300       Urban Outfitters, Inc.(1)                       37,863
   1,300       Urban Shopping Centers, Inc.                    35,263
   1,600       URS Corp.(1)                                    34,700
   4,500       US Bancorp, Inc.                                52,875
   1,300       US Lec Corp.-- Class A                          41,925
   7,820       US Oncology, Inc.                               38,611
  19,400       USEC, Inc.                                     135,800
   4,700       USFreightways Corp.                            225,013
   1,800       Usinternetworking, Inc.(1)                     125,775
   7,861       UST Corp.                                      249,587
   2,100       UTI Energy Corp.                                48,431
   2,900       Vail Resorts, Inc.(1)                           52,019
   4,600       Valence Technology, Inc.(1)                     87,400
   9,000       Valero Energy Corp.                            178,875
   2,900       Valley Media, Inc.(1)                           20,300
   2,300       Valmont Industries, Inc.                        36,944


  Shares           Description                               Value
  ------           -----------                               -----
   1,500       Value City Department Stores, Inc.(1)     $     22,688
     800       Value Line, Inc.                                28,800
   6,200       Valuevision International, Inc.--
                   Class A(1)                                 355,338
   7,300       Varco International, Inc.(1)                    74,369
   5,600       Varian, Inc.(1)                                126,000
   3,900       Varian Medical Systems, Inc.                   116,269
   3,800       Varian Semiconductor Equipment
                   Associates, Inc.(1)                        129,200
   1,200       Veeco Instruments, Inc.(1)                      56,175
   1,700       Ventana Medical Systems, Inc.(1)                42,288
   7,300       Ventas, Inc.                                    30,569
   2,900       Veritas DGC, Inc.(1)                            40,600
   4,100       Verity, Inc.(1)                                174,506
   3,200       Vertex Pharmaceuticals, Inc.(1)                112,000
   5,000       Verticalnet, Inc.(1)                           820,000
   2,600       Veterinary Centers of America, Inc.(1)          33,475
   2,056       Viatel, Inc.(1)                                110,253
   2,100       Vical, Inc.(1)                                  62,869
   3,700       Vicor Corp.(1)                                 149,850
   5,900       Vintage Petroleum, Inc.                         71,169
   3,400       Visio Corp.(1)                                 161,500
   3,100       Visual Networks(1)                             245,675
     800       Vital Signs, Inc.(1)                            18,300
   3,600       Vlasic Foods International(1)                   20,475
   1,050       Volt Information Sciences, Inc.(1)              25,069
   2,250       W.R. Berkley Corp.                              46,969
  11,700       W.R. Grace & Co.(1)                            162,338
   2,700       Wabash National Corp.                           40,500
   1,700       Wackenhut Corp.-- Class A                       25,394
   3,100       Wackenhut Corrections Corp.(1)                  36,231
   3,100       Walden Residential Properties, Inc.             67,038
   7,300       Wallace Computer Services, Inc.                121,363
   5,500       Walter Industries, Inc.                         59,469
  10,400       Washington Federal, Inc.                       205,400
   8,500       Washington Gas Light Corp.                     233,750
   4,600       Washington Real Estate
                   Investment Trust                            69,000
   3,500       Waste Connections, Inc.(1)                      50,531
     800       Waste Industries Inc.(1)                         9,050
   2,150       Watsco, Inc.                                    24,859
   2,100       Watts Industries, Inc.-- Class A                30,975
   6,670       Wausau Paper Mills Co.                          77,956
   6,190       Wave Systems Corp.(1)                           73,893
   2,800       Wavo Corp.(1)                                   10,850
   1,700       WD-40 Co.                                       37,613
   1,900       Webb (Del E.) Corp.                             47,381
   7,200       Weblink Wireless, Inc.(1)                      111,600
   8,100       Webster Financial Corp.                        190,856
   1,000       WebTrends Corp.(1)                              81,000
   3,400       Weingarten Realty Investment                   132,388
   4,000       Wellman, Inc.                                   74,500
   3,862       Werner Enterprises, Inc.                        54,309
   2,600       WesBanco, Inc.                                  67,600
   7,300       Wesco International, Inc.(1)                    64,788


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1999


  Shares           Description                               Value
  ------           -----------                               -----
   3,500       Wesley Jessen VisionCare, Inc.(1)         $    132,563
   1,970       West Coast Bancorp                              26,595
   1,000       West Marine, Inc.(1)                             8,250
   1,608       West Pharmaceutical Services, Inc.              49,748
   2,400       West Teleservices Corp.(1)                      58,650
   1,300       Westcorp                                        18,850
   4,000       Westell Technologies, Inc.                      43,000
   7,500       W Holding Co., Inc.                             77,813
  11,600       Western Digital Corp.(1)                        48,575
   2,000       Western Gas Resources, Inc.                     26,375
   3,700       Westfield America, Inc.                         45,556
   5,410       Westinghouse Air Brake Co.                      96,028
   5,950       Westwood One, Inc.(1)                          452,200
   2,600       Wet Seal, Inc.-- Class A(1)                     31,850
   1,700       WFS Financial, Inc.(1)                          35,913
   1,050       White Mountains Insurance
                   Group                                      126,525
   3,000       Whitney Holdings Corp.                         111,188
   4,000       Whole Foods Market, Inc.(1)                    185,500
   4,700       Wicor, Inc.                                    137,181
   2,600       Wild Oats Markets, Inc.(1)                      57,688
   4,700       Wind River Systems(1)                          172,725
   2,900       Windmere Corp.                                  49,300
  10,200       Wisconsin Central Transportation(1)            137,063
   2,900       WMS Industries, Inc.(1)                         38,063
   1,700       Wolverine Tube, Inc.(1)                         24,013
   5,300       Wolverine World Wide, Inc.                      57,969
   1,200       Woodward Governor Co.                           33,000
   5,800       World Access, Inc.(1)                          111,650
   1,700       Worldgate Communications, Inc.(1)               80,856
  13,600       Worthington Industries, Inc.                   225,250
   3,400       WPS Resources Corp.                             85,425
  17,300       Wyndham International, Inc.(1)                  50,819
   1,925       Wynn's International, Inc.                      27,191
   2,200       Xceed, Inc.(1)                                  91,300
   2,800       Xircom, Inc.(1)                                210,000
   2,500       Xtra Corp.                                     106,563
   1,400       Yankee Energy System, Inc.                      61,513


  Shares
 Principal
  Amount           Description                               Value
  ------           -----------                               -----
   3,200       Yellow Corp.(1)                           $     53,800
   2,000       Young Broadcasting Corp.-- Class A(1)          102,000
   1,700       Zapata Corp.                                     7,863
   4,200       Zebra Technologies Corp.-- Class A(1)          245,700
   1,300       Zenith National Insurance Corp.                 26,813
   2,900       Ziff-Davis, Inc.-- ZD(1)                        45,856
   1,800       Ziff-Davis, Inc.-- ZDNet(1)                     37,800
   2,300       Zixit Corp.(1)                                  91,138
   2,000       Zomax, Inc.(1)                                  90,500
                                                         ------------
Total Common Stock
     (Cost $121,568,336)                                 $145,594,542
                                                         ------------
              Short Term Instruments - 2.8%
              Mutual Fund - 2.6%
   3,890,073  Institutional Cash Management
                   Fund                                     3,890,073
                                                         ------------
             U.S. Treasury Bills - 0.2%
$    230,000       5.02%, 3/2/00(2)                           228,081
     100,000       5.18%, 3/2/00(2)                            99,166
                                                         ------------
                                                              327,247
                                                         ------------
Total Short Term Instruments
     (Cost $4,217,337)                                      4,217,320
                                                         ------------
Total Investments
     (Cost $125,785,673)             99.7%               $149,811,862
Other Assets in
     Excess of Liabilities            0.3                     457,277
                                    -----                ------------
Net Assets                          100.0%               $150,269,139
                                    =====                ============

----------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.
(3) Security is currently fair valued. At December 31, 1999, the total value of fair valued securities of the Small Cap Index Portfolio was $0.00 representing 0% of total investments.


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Statement of Assets and Liabilities

                                                                         As of
                                                                         December 31, 1999
                                                                         -----------------
Assets
     Investments, at Value (Cost of $125,785,673)                             $149,811,862
     Cash                                                                          251,641
     Dividends Receivable(1)                                                       173,412
     Variation Margin Receivable                                                    76,800
     Receivable for Shares of Beneficial Interest Subscribed                         2,780
     Receivable for Securities Sold                                                  9,992
                                                                             -------------
Total Assets                                                                   150,326,487
                                                                             -------------
Liabilities
     Due to Bankers Trust                                                           34,503
     Accrued Expenses and Other                                                     22,845
                                                                             -------------
Total Liabilities                                                                   57,348
                                                                             -------------
Net Assets                                                                    $150,269,139
                                                                             =============
Composition of Net Assets
     Paid-in Capital                                                          $125,914,425
     Net Unrealized Appreciation on Investments and Futures Contracts           24,354,714
                                                                             -------------
Net Assets                                                                    $150,269,139
                                                                             =============

----------
(1) Includes $20,563 from the Portfolio's investment in the Institutional Cash Management Fund.



                       See Notes to Financial Statements.

Small Cap Index Portfolio

Statement of Operations


                                                                      For the Year ended
                                                                       December 31, 1999
                                                                      ------------------
Investment Income
     Dividends (net of foreign withholding taxes of $121)                    $ 2,566,966
     Interest                                                                     12,071
                                                                             -----------
Total Investment Income                                                        2,579,037
                                                                             -----------
Expenses
     Advisory Fees                                                               241,326
     Administration and Services Fees                                             82,294
     Professional Fees                                                            37,436
     Trustees Fees                                                                   313
     Miscellaneous                                                                 1,624
                                                                             -----------
Total Expenses                                                                   362,993
Less: Fee Waivers or Expense Reimbursements                                     (198,045)
                                                                             -----------
Net Expenses                                                                     164,948
                                                                             -----------
Net Investment Income                                                          2,414,089
                                                                             -----------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
     Net Realized Loss from Investment Transactions                           (4,678,933)
     Net Realized Gain from Futures Transactions                                 261,756
     Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts                                        27,017,377
                                                                             -----------
Net Realized and Unrealized Gain on Investments and Futures Contracts         22,600,200
                                                                             -----------
Net Increase in Net Assets from Operations                                   $25,014,289
                                                                             ===========

                       See Notes to Financial Statements.

Small Cap Index Portfolio

Statements of Changes in Net Assets


                                                                                            For the years ended December 31,
                                                                                            1999                       1998
                                                                                            ----                       ----
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                                           $    2,414,089             $    1,468,191
      Net Realized Gain (Loss) from Investment and
        Futures Transactions                                                              (4,417,177)                 7,604,735
      Net Change in Unrealized Appreciation/Depreciation on Investments
        and Futures Contracts                                                             27,017,377                (13,590,280)
                                                                                      --------------             --------------
Net Increase (Decrease) in Net Assets from Operations                                     25,014,289                 (4,517,354)
Capital Transactions
      Proceeds from Capital Invested                                                     206,378,886                159,794,939
      Value of Capital Withdrawn                                                        (225,389,059)               (80,420,161)
                                                                                      --------------             --------------
Net Increase (Decrease) in Net Assets from Capital Transactions                          (19,010,173)                79,374,778
                                                                                      --------------             --------------
Total Increase in Net Assets                                                               6,004,116                 74,857,424
Net Assets
      Beginning of Year                                                                  144,265,023                 69,407,599
                                                                                      --------------             --------------
      End of Year                                                                     $  150,269,139             $  144,265,023
                                                                                      ==============             ==============


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the Small Cap Index Portfolio.


                                                                                                  For the period
                                                                                                  July 1, 1996(1)
                                                                For the years ended Dec. 31,        to Dec. 31,
                                                            1999             1998         1997         1996
                                                            ----             ----         ----         ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                 $150,269         $144,265      $69,408     $ 82,084
Ratios to Average Net Assets:
      Net Investment Income                                  1.47%            1.45%        1.51%        1.70%(2)
      Expenses After Waivers                                 0.10%            0.10%        0.10%        0.20%(2)
      Expenses Before Waivers                                0.22%            0.25%        0.23%        0.32%(2)
      Decrease Reflected in Above Expense
            Ratios Due to Fee Waivers or Expense
            Reimbursements                                   0.12%            0.15%        0.13%        0.12%(2)
Portfolio Turnover Rate                                       171%              86%          88%          16%

----------
1 The Fund's inception date.
2 Annualized.


                       See Notes to Financial Statements.

Small Cap Index Portfolio

Notes to Financial Statements


Note 1--Organization and Significant
        Accounting Policies.
A.  Organization
The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and began operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B.  Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued each day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed through April 30, 2000 to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .10% of the average daily net assets of the Portfolio.

Small Cap Index Portfolio

Notes to Financial Statements


The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio as of December 31, 1999 amounted to $214,778 and are included in dividend income.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Note 3--Purchases and Sales of Investment
        Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999, were $252,545,918 and $270,638,541, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999 was $132,397,687. The aggregate gross unrealized appreciation was $31,465,142, and the aggregate gross unrealized depreciation was $14,050,967 for all investments as of December 31, 1999.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                                       Market      Unrealized
Type of Future    Expiration   Contracts  Position      Value     Appreciation
---------------   ----------   ---------  --------     -------    ------------
Russell 2000
  Index Futures   March 2000      16        Long     $4,079,600     $328,525


At December 31, 1999, the Portfolio segregated securities with a value of approximately $437,297 to cover margin requirements on open future's contracts.

Small Cap Index Portfolio

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of
Small Cap Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Small Cap Index Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Advisor Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Advisor Funds Board of Trustees.

                                             Shares          Shares Voted
                                              Voted            Withheld
                                               For             Authority
                                            ---------        ------------
        Mr. Charles P. Biggar               4,948,368             --
        Mr. S. Leland Dill                  4,948,368             --
        Mr. Richard T. Hale                 4,948,368             --
        Mr. Bruce E. Langton                4,948,368             --
        Mr. Philip Saunders, Jr.            4,948,368             --
        Mr. Harry Van Benschoten            4,948,368             --
        Dr. Martin J. Gruber                4,948,368             --
        Dr. Richard J. Herring              4,948,368             --


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                               For              Against         Abstain
                            --------            -------        --------
                            4,948,368              --               --

3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                               For              Against         Abstain
                            --------            -------        --------
                            4,948,368              --               --

4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                               For              Against         Abstain
                            --------            -------        --------
                            4,948,368              --               --

5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                               For              Against         Abstain
                            --------            -------        --------
                            4,948,368              --              --

                      This page intentionally left blank.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO 64121-9210
or call our toll-free number:   1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.






Small Cap Index Fund                                       CUSIP #05576L882
BT Advisor Funds                                           513ANN (12/99)

Distributed by:
ICC Distributors, Inc.